UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2013

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2013

                                                                      (Form N-Q)

48481-0513                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series, LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT - At March 31, 2013, the Fund's investment in the Series was $463,542,000, at value, representing 99.99% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of March 31, 2013:

Valuation Inputs                                        Investment in the Series
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $          -
Level 2 - Other Significant Observable Inputs                        463,542,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
TOTAL                                                               $463,542,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

===============================================================================

USAA Extended Market Index Fund

================================================================================

Schedule of Investments                      MASTER EXTENDED MARKET INDEX SERIES
March 31, 2013 (Unaudited)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.4%
AAR Corp.                                                            5,296         $     97,393
Aerosonic Corp. (a)                                                    200                  948
AeroVironment, Inc. (a)                                              2,793               50,637
Alliant Techsystems, Inc.                                            4,356              315,505
Arotech Corp. (a)                                                    4,742                5,501
Astronics Corp. (a)                                                  1,768               52,722
Astrotech Corp. (a)                                                  3,505                2,804
BE Aerospace, Inc. (a)                                              14,158              853,586
CPI Aerostructures, Inc. (a)                                         1,655               14,183
Cubic Corp.                                                          2,145               91,634
Curtiss-Wright Corp.                                                 6,201              215,175
Ducommun, Inc. (a)                                                   1,595               31,565
Esterline Technologies Corp. (a)                                     4,211              318,773
Exelis, Inc.                                                        24,964              271,858
GenCorp, Inc. (a)                                                    8,769              116,628
Heico Corp., Class A                                                 6,141              210,698
Hexcel Corp. (a)(b)                                                 13,654              396,102
Huntington Ingalls Industries, Inc.                                  6,822              363,817
Innovative Solutions & Support, Inc.                                 2,908               14,336
Kratos Defense & Security Solutions, Inc. (a)                        7,919               39,833
LMI Aerospace, Inc. (a)                                              1,546               32,141
Mantech International Corp., Class A                                 2,948               79,213
Moog, Inc., Class A (a)                                              6,058              277,638
Orbital Sciences Corp. (a)                                           8,252              137,726
RBC Bearings, Inc. (a)                                               3,123              157,899
Smith & Wesson Holding Corp. (a)(b)                                  9,445               85,005
Spirit AeroSystems Holdings, Inc., Class A (a)                      14,907              283,084
Sturm Ruger & Co., Inc.                                              2,674              135,652
Taser International, Inc. (a)                                        7,804               62,042
Teledyne Technologies, Inc. (a)                                      5,034              394,867
TransDigm Group, Inc.                                                6,178              944,740
Triumph Group, Inc.                                                  6,856              538,196
VSE Corp.                                                              720               17,993
                                                                                   ------------
                                                                                      6,609,894
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY -- 0.1%
Amyris, Inc. (a)(b)                                                  6,093               18,766
Ascent Solar Technologies, Inc. (a)                                  4,569                2,559
BioFuel Energy Corp. (a)(b)                                            568                2,902
DayStar Technologies, Inc. (a)                                         334                  247
FuelCell Energy, Inc. (a)                                           23,883               22,541
Green Plains Renewable Energy, Inc. (a)                              3,197               36,574
GreenHunter Energy, Inc. (a)(b)                                      4,878                7,512
GT Advanced Technologies, Inc. (a)                                  15,878               52,239
KiOR, Inc., Class A (a)                                              1,912                8,891
Ocean Power Technologies, Inc. (a)                                   1,816                2,760
Pacific Ethanol, Inc. (a)(b)                                         4,744                1,599
Plug Power, Inc. (a)(b)                                              5,885                1,275
Rex American Resources Corp. (a)                                       909               20,107
Solazyme, Inc. (a)(b)                                                5,964               46,579
STR Holdings, Inc. (a)                                               5,665               12,293
SunPower Corp. (a)                                                   4,306               49,691
Verenium Corp. (a)                                                   2,654                6,847
                                                                                   ------------
                                                                                        293,382
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 1.9%
Allison Transmission Holdings, Inc.                                  4,272              102,571
American Axle & Manufacturing Holdings, Inc. (a)                     9,498              129,648
Cooper Tire & Rubber Co.                                             8,488              217,802
Dana Holding Corp.                                                  19,923              355,227
Dorman Products, Inc.                                                3,713              138,161
Exide Technologies (a)                                              10,415               28,121
Federal-Mogul Corp., Class A (a)                                     2,419               14,587
Fuel Systems Solutions, Inc. (a)                                     1,979               32,594
General Motors Co. (a)                                             102,589            2,854,026
Gentex Corp.                                                        19,132              382,831
Gentherm, Inc. (a)                                                   4,336               71,024
Lear Corp.                                                          12,817              703,269
LKQ Corp. (a)                                                       40,178              874,273
LoJack Corp. (a)                                                     3,917               12,221
Modine Manufacturing Co. (a)                                         6,486               59,023
Motorcar Parts of America, Inc. (a)                                  2,269               13,909
Quantum Fuel Systems Technologies Worldwide, Inc. (a)                2,934                1,816
Shiloh Industries, Inc.                                                848                9,133
Standard Motor Products, Inc.                                        2,650               73,458
Stoneridge, Inc. (a)                                                 4,021               30,680
Strattec Security Corp.                                                500               14,215
Superior Industries International, Inc.                              3,069               57,329
Tenneco, Inc. (a)                                                    8,207              322,617
Tesla Motors, Inc. (a)(b)                                            9,883              374,467
Titan International, Inc.                                            7,130              150,300
TRW Automotive Holdings Corp. (a)                                   14,280              785,400
U.S. Auto Parts Network, Inc. (a)                                    4,850                5,820
Visteon Corp. (a)                                                    7,082              408,631
WABCO Holdings, Inc. (a)                                             8,533              602,344
                                                                                   ------------
                                                                                      8,825,497
-----------------------------------------------------------------------------------------------
BANKS -- 4.8%
1st Source Corp.                                                       774               18,344
1st United Bancorp, Inc.                                             5,499               35,524
Ameriana Bancorp                                                       564                5,048
American National BankShares, Inc.                                   1,414               30,486
Ameris Bancorp (a)                                                   3,662               52,550
Ames National Corp.                                                  1,492               31,123
Arrow Financial Corp.                                                1,885               46,446
Associated Banc-Corp.                                               22,204              337,279
Astoria Financial Corp.                                             11,110              109,545
Bancfirst Corp.                                                        770               32,109
Bancorp of New Jersey, Inc.                                          1,300               16,900

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        1

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
The Bancorp, Inc. (a)                                                 5,029        $     69,652
BancorpSouth, Inc.                                                   10,876             177,279
Bank Mutual Corp.                                                     6,240              34,507
Bank of Hawaii Corp.                                                  5,914             300,490
Bank of Kentucky Financial Corp.                                      1,025              28,116
Bank of Marin Bancorp                                                   803              32,192
Bank of the Ozarks, Inc.                                              4,025             178,509
BankFinancial Corp.                                                   2,716              21,972
BankUnited, Inc.                                                      6,544             167,657
Banner Corp.                                                          2,488              79,193
Bar Harbor Bankshares                                                   824              30,117
BCB Bancorp, Inc.                                                     2,031              20,737
Beneficial Mutual Bancorp, Inc. (a)                                   4,923              50,707
Berkshire Bancorp, Inc.                                               1,442              12,041
Berkshire Hills Bancorp, Inc.                                         3,446              88,011
BofI Holding, Inc. (a)                                                1,754              62,934
BOK Financial Corp.                                                   3,285             204,655
Boston Private Financial Holdings, Inc.                              10,988             108,561
Bridge Bancorp, Inc.                                                  1,411              30,351
Bridge Capital Holdings (a)                                           1,807              27,539
Brookline Bancorp, Inc.                                               9,649              88,192
Bryn Mawr Bank Corp.                                                  1,850              43,068
California First National Bancorp                                       611              10,564
Camco Financial Corp. (a)                                             1,913               6,676
Camden National Corp.                                                 1,176              38,902
Cape Bancorp, Inc.                                                    2,315              21,205
Capital City Bank Group, Inc. (a)                                     1,563              19,303
CapitalSource, Inc.                                                  28,262             271,880
Capitol Federal Financial, Inc.                                      18,609             224,611
Cardinal Financial Corp.                                              4,270              77,629
Cascade Bancorp (a)                                                   1,327               8,971
Cathay General Bancorp                                                9,933             199,852
Center Bancorp, Inc.                                                  2,591              32,206
Centerstate Banks, Inc.                                               4,087              35,066
Central Pacific Financial Corp. (a)                                   4,006              62,894
Century Bancorp, Inc., Class A                                          731              24,788
CFS Bancorp, Inc.                                                     2,109              16,682
Chemical Financial Corp.                                              3,689              97,316
Chicopee Bancorp, Inc.                                                1,566              26,309
Citizens & Northern Corp.                                             1,985              38,707
Citizens Republic Bancorp, Inc. (a)                                   5,612             126,551
City Holding Co.                                                      2,172              86,424
City National Corp.                                                   6,327             372,724
Clifton Savings Bancorp, Inc.                                         1,775              22,116
CNB Financial Corp.                                                   2,070              35,293
CoBiz Financial, Inc.                                                 5,384              43,503
Colony Bankcorp, Inc. (a)                                               750               4,065
Columbia Banking System, Inc.                                         5,396             118,604
Commerce Bancshares, Inc.                                            10,131             413,649
Community Bank System, Inc.                                           5,380             159,409
Community Trust Bancorp, Inc.                                         2,061              70,136
Cullen/Frost Bankers, Inc.                                            8,212             513,496
CVB Financial Corp.                                                  11,902             134,136
Dime Community Bancshares, Inc.                                       4,444              63,816
Doral Financial Corp. (a)                                            17,589              12,395
Eagle Bancorp, Inc. (a)                                               2,822              61,774
East-West Bancorp, Inc.                                              18,743             481,133
Eastern Virginia Bankshares, Inc. (a)                                 2,156              12,203
Enterprise Bancorp, Inc.                                              1,140              19,323
Enterprise Financial Services Corp.                                   2,647              37,958
ESB Financial Corp.                                                   1,979              27,093
ESSA Bancorp, Inc.                                                    2,145              23,252
Farmers Capital Bank Corp. (a)                                        1,302              24,478
Fidelity Southern Corp. (a)                                           1,622              18,653
Financial Institutions, Inc.                                          1,950              38,922
First Bancorp, Inc.                                                   1,404              25,286
First Bancorp, North Carolina                                         2,188              29,516
First Bancorp, Puerto Rico (a)                                        9,148              56,992
First Busey Corp.                                                    10,122              46,258
First California Financial Group, Inc. (a)                            3,647              31,072
First Citizens Banc Corp.                                             1,258               8,567
First Citizens BancShares, Inc., Class A                                633             115,649
First Commonwealth Financial Corp.                                   14,043             104,761
First Community Bancshares, Inc.                                      2,285              36,217
First Connecticut Bancorp, Inc.                                       3,270              48,167
First Defiance Financial Corp.                                        1,557              36,309
First Federal Bancshares of Arkansas, Inc. (a)                          764               7,640
First Financial Bancorp                                               7,832             125,704
First Financial Bankshares, Inc.                                      4,020             195,372
First Financial Corp.                                                 1,608              50,636
First Financial Holdings, Inc.                                        2,423              50,786
First Financial Northwest, Inc. (a)                                   2,613              20,408
First Financial Service Corp. (a)                                       358               1,113
First Interstate Bancsystem, Inc.                                     2,429              45,689
First M&F Corp.                                                       1,514              21,423
First Merchants Corp.                                                 4,220              65,283
First Midwest Bancorp, Inc.                                          10,200             135,456
First Niagara Financial Group, Inc.                                  47,780             423,331
The First of Long Island Corp.                                        1,298              38,486
First Pactrust Bancorp, Inc.                                          1,762              20,087
First Republic Bank                                                   9,304             359,320
First Security Group, Inc. (a)                                          108                 270
First South Bancorp, Inc. (a)                                         1,978              12,936
First United Corp. (a)                                                1,435              11,997
FirstMerit Corp.                                                     14,309             236,528
Flagstar Bancorp, Inc. (a)                                            2,769              38,572
Flushing Financial Corp.                                              4,169              70,623
FNB Corp.                                                            18,690             226,149
FNB United Corp. (a)                                                  1,696              16,553
Fox Chase Bancorp., Inc.                                              2,078              35,097
Franklin Financial Corp.                                              2,309              42,139
Fulton Financial Corp.                                               25,879             302,784
German American Bancorp, Inc.                                         1,772              40,774
Glacier Bancorp, Inc.                                                 9,754             185,131

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        2

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Great Southern Bancorp, Inc.                                          1,408        $     34,341
Guaranty Bancorp (a)                                                 15,184              31,886
Hampton Roads Bankshares, Inc. (a)                                    6,003               7,864
Hancock Holding Co.                                                  11,130             344,140
Hanmi Financial Corp. (a)                                             4,462              71,392
Hawthorn Bancshares, Inc.                                             1,149              12,754
Heartland Financial USA, Inc.                                         2,008              50,742
Heritage Commerce Corp. (a)                                           3,604              24,255
Heritage Financial Corp.                                              2,255              32,697
HMN Financial, Inc. (a)                                               1,094               6,400
Home Bancorp, Inc. (a)                                                1,539              28,641
Home Bancshares, Inc.                                                 3,108             117,078
Home Federal Bancorp, Inc.                                            2,462              31,514
HomeTrust Bancshares, Inc. (a)                                        3,179              50,228
Horizon Bancorp                                                       1,182              23,888
Hudson Valley Holding Corp.                                           2,243              33,443
IBERIABANK Corp.                                                      3,901             195,128
Independent Bank Corp.                                                3,109             101,322
Independent Bank Corp./MI (a)                                         1,901              16,082
International Bancshares Corp.                                        6,918             143,894
Intervest Bancshares Corp. (a)                                        3,247              19,092
Investors Bancorp, Inc.                                               6,694             125,713
Kearny Financial Corp.                                                2,474              25,235
Lakeland Bancorp, Inc.                                                3,872              38,139
Lakeland Financial Corp.                                              2,321              61,947
Macatawa Bank Corp. (a)                                               4,611              24,946
MainSource Financial Group, Inc.                                      2,922              41,025
MB Financial, Inc.                                                    7,442             179,873
Mercantile Bank Corp.                                                 1,247              20,837
Merchants Bancshares, Inc.                                              955              28,779
Metro Bancorp, Inc. (a)                                               2,216              36,653
Midsouth Bancorp, Inc.                                                1,426              23,187
MidwestOne Financial Group, Inc.                                      1,321              31,453
MutualFirst Financial, Inc.                                           1,313              18,671
NASB Financial, Inc. (a)                                                717              15,093
National Bankshares, Inc.                                             1,112              38,842
National Penn Bancshares, Inc.                                       15,821             169,126
NBT Bancorp, Inc.                                                     5,949             131,770
New York Community Bancorp, Inc.                                     59,140             848,659
Newbridge Bancorp (a)                                                 3,062              18,035
North Valley Bancorp (a)                                              1,108              19,612
Northfield Bancorp, Inc.                                              3,265              37,090
Northrim BanCorp, Inc.                                                1,133              25,459
Northwest Bancshares, Inc.                                           12,377             157,064
Norwood Financial Corp.                                                 689              21,104
OceanFirst Financial Corp.                                            2,845              41,025
Ohio Valley Banc Corp.                                                  934              19,381
Old National Bancorp                                                 13,383             184,016
Old Second Bancorp, Inc. (a)                                          3,802              12,090
OmniAmerican Bancorp, Inc. (a)                                        2,074              52,431
Oriental Financial Group, Inc.                                        6,245              96,860
Oritani Financial Corp.                                               5,700              88,293
Orrstown Financial Service, Inc. (a)                                  1,278              18,902
Pacific Continental Corp.                                             2,847              31,801
PacWest Bancorp                                                       4,381             127,531
Park National Corp.                                                   1,722             120,178
Park Sterling Corp. (a)                                               8,006              45,154
Peapack-Gladstone Financial Corp.                                     1,408              20,993
Penns Woods Bancorp, Inc.                                               801              32,817
Peoples Bancorp of North Carolina, Inc.                               1,383              15,628
Peoples Bancorp, Inc.                                                 1,544              34,570
Peoples Financial Corp.                                               1,245              15,301
Pinnacle Financial Partners, Inc. (a)                                 4,638             108,344
Popular, Inc. (a)                                                    13,809             381,266
Porter Bancorp, Inc. (a)                                              1,044                 827
Preferred Bank (a)                                                    2,017              31,828
Premierwest Bancorp (a)                                               2,866               5,703
PrivateBancorp, Inc.                                                  8,215             155,346
Prosperity Bancshares, Inc.                                           5,744             272,208
Provident Financial Holdings, Inc.                                    1,754              29,836
Provident Financial Services, Inc.                                    7,279             111,150
Provident New York Bancorp                                            5,455              49,477
Pulaski Financial Corp.                                               2,347              24,808
PVF Capital Corp. (a)                                                 4,727              18,719
Renasant Corp.                                                        3,407              76,249
Republic Bancorp, Inc., Class A                                       1,556              35,228
Republic First Bancorp, Inc. (a)                                      4,534              12,559
Riverview Bancorp, Inc. (a)                                           5,241              13,836
Rockville Financial, Inc.                                             4,307              55,819
Roma Financial Corp.                                                  1,497              24,042
Royal Bancshares of Pennsylvania, Class A (a)                         1,265               1,898
S&T Bancorp, Inc.                                                     3,973              73,659
Sandy Spring Bancorp, Inc.                                            3,398              68,300
SCBT Financial Corp.                                                  2,359             118,894
Seacoast Banking Corp. of Florida (a)                                13,010              27,191
Shore Bancshares, Inc.                                                1,363               9,296
Sierra Bancorp                                                        1,748              22,986
Signature Bank (a)(b)                                                 6,353             500,362
Simmons First National Corp., Class A                                 2,274              57,578
Southside Bancshares, Inc.                                            2,491              52,336
Southwest Bancorp, Inc. (a)                                           2,692              33,812
State Bank Financial Corp.                                            4,834              79,133
StellarOne Corp.                                                      3,273              52,859
Sterling Bancorp                                                      4,510              45,822
Sterling Financial Corp.                                              3,996              86,673
Suffolk Bancorp (a)                                                   1,913              27,241
Summit Financial Group, Inc. (a)                                        785               5,558
Sun Bancorp, Inc. (a)                                                 6,375              21,739
Susquehanna Bancshares, Inc.                                         24,507             304,622
SVB Financial Group (a)(b)                                            5,997             425,427
SY Bancorp, Inc.                                                      2,038              45,855
Synovus Financial Corp.                                              95,686             265,050

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        3

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONCLUDED)
Taylor Capital Group, Inc. (a)                                        2,118        $     33,867
TCF Financial Corp.                                                  21,938             328,192
Territorial Bancorp., Inc.                                            2,005              47,679
Texas Capital Bancshares, Inc. (a)                                    5,584             225,873
TFS Financial Corp. (a)                                              11,099             120,202
Tompkins Trustco, Inc.                                                1,650              69,762
Towne Bank                                                            4,373              65,464
Trico Bancshares                                                      1,982              33,892
TrustCo Bank Corp. NY                                                12,856              71,736
Trustmark Corp.                                                       8,605             215,211
UMB Financial Corp.                                                   4,130             202,659
Umpqua Holdings Corp.                                                14,664             194,445
Union First Market Bankshares Corp.                                   2,830              55,355
United Bancorp, Inc.                                                  1,417              10,231
United Bankshares, Inc.                                               5,963             158,675
United Community Banks, Inc. (a)                                      6,288              71,306
United Community Entitlement (a)                                      4,444                 301
United Community Financial Corp. (a)                                  4,444              17,243
United Financial Bancorp, Inc.                                        2,897              44,034
United Security Bancshares (a)                                        3,565              15,615
Univest Corp. of Pennsylvania                                         2,482              43,236
Valley National Bancorp                                              26,480             271,155
ViewPoint Financial Group, Inc.                                       5,313             106,844
Virginia Commerce Bancorp, Inc. (a)                                   3,954              55,554
Washington Banking Co.                                                2,564              35,742
Washington Federal, Inc.                                             13,685             239,487
Washington Trust Bancorp, Inc.                                        2,042              55,910
Waterstone Financial, Inc. (a)                                        2,121              17,541
Webster Financial Corp.                                              10,701             259,606
WesBanco, Inc.                                                        3,289              78,772
West Bancorp., Inc.                                                   2,837              31,491
Westamerica Bancorp                                                   3,583             162,417
Western Alliance Bancorp (a)                                         10,270             142,137
Westfield Financial, Inc.                                             4,229              32,902
Wilshire Bancorp, Inc. (a)                                            9,383              63,617
Wintrust Financial Corp.                                              4,934             182,755
WSFS Financial Corp.                                                  1,149              55,887
Yardkin Valley Financial Corp. (a)                                    6,902              27,677
                                                                                   ------------
                                                                                     22,075,654
-----------------------------------------------------------------------------------------------
BEVERAGES -- 0.1%
The Boston Beer Co., Inc., Class A (a)                                1,101             175,764
Central European Distribution Corp. (a)(b)                            7,333               2,456
Coca-Cola Bottling Co. Consolidated                                     705              42,525
Craft Brew Alliance, Inc. (a)                                         1,511              11,242
Jamba, Inc. (a)                                                      12,001              34,203
National Beverage Corp.                                               1,933              27,159
Primo Water Corp. (a)                                                 3,948               4,343
Willamette Valley Vineyards, Inc. (a)                                   971               4,651
                                                                                   ------------
                                                                                        302,343
-----------------------------------------------------------------------------------------------
CHEMICALS -- 2.5%
A. Schulman, Inc.                                                     3,839             121,159
Aceto Corp.                                                           3,697              40,926
Albemarle Corp. (c)                                                  11,856             741,237
American Vanguard Corp.                                               3,333             101,790
Ashland, Inc.                                                         9,840             731,112
Axiall Corp.                                                          9,444             587,039
Balchem Corp.                                                         4,054             178,133
Cabot Corp.                                                           7,989             273,224
Calgon Carbon Corp. (a)                                               7,518             136,076
Cambrex Corp. (a)                                                     4,471              57,184
Celanese Corp., Series A                                             21,435             944,212
Chase Corp.                                                           1,050              20,286
Chemtura Corp. (a)                                                   13,098             283,048
Codexis, Inc. (a)                                                     3,595               8,592
Cytec Industries, Inc.                                                5,977             442,776
Ferro Corp. (a)                                                      12,030              81,202
FutureFuel Corp.                                                      2,290              27,823
H.B. Fuller Co.                                                       6,578             257,068
Hawkins, Inc.                                                         1,297              51,815
Huntsman Corp.                                                       25,722             478,172
Innophos Holdings, Inc.                                               2,897             158,060
Intrepid Potash, Inc.                                                 7,289             136,742
KMG Chemicals, Inc.                                                   1,340              26,050
Koppers Holdings, Inc.                                                2,838             124,815
Kraton Performance Polymers, Inc. (a)                                 4,506             105,440
Kronos Worldwide, Inc.                                                2,763              43,241
LSB Industries, Inc. (a)                                              2,620              91,124
Metabolix, Inc. (a)                                                   4,583               8,387
Minerals Technologies, Inc.                                           4,699             195,055
NewMarket Corp.                                                       1,445             376,220
NL Industries, Inc.                                                     962              11,958
Olin Corp.                                                           10,633             268,164
OM Group, Inc. (a)                                                    4,409             103,523
Omnova Solutions, Inc. (a)                                            6,833              52,409
Penford Corp. (a)                                                     2,070              22,708
PolyOne Corp.                                                        13,481             329,071
Polypore International, Inc. (a)                                      6,419             257,915
Quaker Chemical Corp.                                                 1,785             105,351
Rentech, Inc.                                                        30,656              72,042
Rockwood Holdings, Inc.                                              10,615             694,646
RPM International, Inc.                                              17,653             557,482
Senomyx, Inc. (a)                                                     7,787              16,430
Sensient Technologies Corp.                                           6,756             264,092
Stepan Co.                                                            2,249             141,912
TOR Minerals International, Inc. (a)                                    651               7,545
Tredegar Corp.                                                        3,240              95,386
Tronox Ltd., Class A                                                  3,207              63,531
Valhi, Inc.                                                           2,609              41,874
The Valspar Corp.                                                    11,192             696,702

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        4

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
CHEMICALS (CONCLUDED)
W.R. Grace & Co. (a)                                                  9,547        $    739,988
Westlake Chemical Corp.                                               2,688             251,328
Zagg, Inc. (a)                                                        3,878              28,232
Zep, Inc.                                                             3,058              45,901
Zoltek Cos., Inc. (a)(b)                                              3,792              45,314
                                                                                   ------------
                                                                                     11,741,512
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS -- 2.4%
A.O. Smith Corp.                                                      5,183             381,313
Aaon, Inc.                                                            2,614              72,120
Acuity Brands, Inc.                                                   5,743             398,277
AECOM Technology Corp. (a)                                           14,145             463,956
Aegion Corp. (a)                                                      5,380             124,547
Ameresco, Inc., Class A (a)                                           2,678              19,817
American DG Energy, Inc. (a)                                          5,462              11,470
American Woodmark Corp. (a)                                           1,414              48,118
Apogee Enterprises, Inc.                                              3,829             110,850
Argan, Inc.                                                           1,576              23,498
Armstrong World Industries, Inc.                                      2,916             162,975
Baran Group Ltd. (a)                                                    102                 408
BlueLinx Holdings, Inc. (a)                                           6,331              18,043
Builders FirstSource, Inc. (a)                                        7,703              45,140
Eagle Materials, Inc.                                                 6,315             420,768
EMCOR Group, Inc.                                                     8,931             378,585
Fortune Brands Home & Security, Inc. (a)                             22,315             835,251
Foster Wheeler AG (a)                                                14,173             323,853
Generac Holdings, Inc.                                                5,589             197,515
Gibraltar Industries, Inc. (a)                                        4,125              75,281
Granite Construction, Inc.                                            4,733             150,699
Great Lakes Dredge & Dock Corp.                                       7,794              52,454
Griffon Corp.                                                         6,291              74,989
Headwaters, Inc. (a)                                                 10,255             111,780
Hill International, Inc. (a)                                          3,739              11,180
Insteel Industries, Inc.                                              2,223              36,279
Integrated Electrical Services, Inc. (a)                              2,175              13,877
KBR, Inc.                                                            19,739             633,227
L.B. Foster Co., Class A                                              1,361              60,279
Layne Christensen Co. (a)                                             2,780              59,436
Lennox International, Inc.                                            6,113             388,114
Louisiana-Pacific Corp. (a)                                          18,887             407,959
Martin Marietta Materials, Inc.                                       6,172             629,667
Mastec, Inc. (a)                                                      7,811             227,691
MDU Resources Group, Inc.                                            25,226             630,398
Mueller Water Products, Inc., Series A                               21,468             127,305
MYR Group, Inc. (a)                                                   2,944              72,305
NCI Building Systems, Inc. (a)                                        2,792              48,497
Nortek, Inc. (a)                                                      2,153             153,638
Northwest Pipe Co. (a)                                                1,511              42,278
Omega Flex, Inc.                                                        642              11,036
Orion Marine Group, Inc. (a)                                          4,065              40,406
Owens Corning, Inc. (a)                                              15,971             629,737
PGT, Inc. (a)                                                         3,696              25,392
Pike Electric Corp.                                                   2,962              42,149
Primoris Services Corp.                                               4,130              91,314
Quanex Building Products Corp.                                        5,035              81,064
Simpson Manufacturing Co., Inc.                                       5,361             164,100
Sterling Construction Co., Inc. (a)                                   2,322              25,287
Texas Industries, Inc. (a)                                            2,867             180,936
Thermon Group Holdings, Inc. (a)                                      2,520              55,969
TRC Cos., Inc. (a)                                                    2,546              16,422
Trex Co., Inc. (a)                                                    2,120             104,262
Tutor Perini Corp. (a)                                                4,791              92,466
Universal Forest Products, Inc.                                       2,582             102,789
USG Corp. (a)                                                        12,215             322,965
Valmont Industries, Inc.                                              3,209             504,679
Watsco, Inc.                                                          3,982             335,205
Watts Water Technologies, Inc., Class A                               3,712             178,139
                                                                                   ------------
                                                                                     11,048,154
-----------------------------------------------------------------------------------------------
ELECTRICITY -- 1.8%
Allete, Inc.                                                          4,714             231,080
Alliant Energy Corp.                                                 14,797             742,514
Alteva                                                                1,070               9,812
Black Hills Corp.                                                     5,997             264,108
Calpine Corp. (a)                                                    51,688           1,064,773
CH Energy Group, Inc.                                                 2,040             133,396
Cleco Corp.                                                           8,126             382,166
Covanta Holding Corp.                                                17,853             359,738
Dynegy, Inc. (a)                                                     12,572             301,602
El Paso Electric Co.                                                  5,503             185,176
The Empire District Electric Co.                                      5,793             129,763
Great Plains Energy, Inc.                                            20,676             479,476
Hawaiian Electric Industries, Inc.                                   13,020             360,784
IDACORP, Inc.                                                         6,572             317,230
ITC Holdings Corp.                                                    7,055             629,729
MGE Energy, Inc.                                                      3,072             170,312
NorthWestern Corp.                                                    5,058             201,612
NV Energy, Inc.                                                      31,622             633,389
Ormat Technologies, Inc.                                              2,301              47,516
Portland General Electric Co.                                        10,080             305,726
U.S. Geothermal, Inc. (a)                                            23,727               8,067
UIL Holdings Corp.                                                    6,951             275,190
Unitil Corp.                                                          2,404              67,625
UNS Energy Corp.                                                      5,661             277,049
Westar Energy, Inc.                                                  17,056             565,918
                                                                                   ------------
                                                                                      8,143,751
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 3.0%
Active Power, Inc. (a)                                                3,371              15,473
Adept Technology, Inc. (a)                                            1,899               5,545
Aeroflex Holding Corp. (a)                                            2,890              22,715
Allied Motion Technologies, Inc.                                      1,204               8,308
Altair Nanotechnologies, Inc. (a)                                     1,001               2,733
American Science & Engineering, Inc.                                  1,214              74,042
American Superconductor Corp. (a)                                     5,642              15,008

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        5

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONTINUED)
AMETEK, Inc.                                                         32,761        $  1,420,517
Anaren, Inc. (a)                                                      2,056              39,866
Anixter International, Inc.                                           3,685             257,655
API Technologies Corp. (a)                                            5,716              14,176
Arrow Electronics, Inc. (a)                                          14,083             572,051
Avnet, Inc. (a)                                                      18,230             659,926
AVX Corp.                                                             5,688              67,687
AZZ, Inc.                                                             3,486             168,025
Badger Meter, Inc.                                                    2,005             107,308
Ballantyne Strong, Inc. (a)                                           2,537              10,732
Bel Fuse, Inc.                                                        1,699              26,521
Belden, Inc.                                                          6,012             310,520
Benchmark Electronics, Inc. (a)                                       7,537             135,817
Brady Corp.                                                           5,962             199,906
Capstone Turbine Corp. (a)                                           42,444              38,200
Checkpoint Systems, Inc. (a)                                          5,672              74,076
Cognex Corp.                                                          5,454             229,886
Coherent, Inc.                                                        3,308             187,696
Coleman Cable, Inc.                                                   1,534              23,010
CTS Corp.                                                             4,722              49,298
Cyberoptics Corp. (a)                                                 1,821              10,234
Daktronics, Inc.                                                      5,085              53,392
Echelon Corp. (a)                                                     5,027              12,266
Electro Rent Corp.                                                    2,635              48,853
Electro Scientific Industries, Inc.                                   3,678              40,642
eMagin Corp.                                                          3,773              12,941
Encore Wire Corp.                                                     2,456              86,009
EnerNOC, Inc. (a)                                                     3,448              59,892
EnerSys (a)                                                           6,420             292,624
ESCO Technologies, Inc.                                               3,568             145,788
Fabrinet (a)                                                          3,095              45,218
Faro Technologies, Inc. (a)                                           2,360             102,400
FEI Co.                                                               5,233             337,790
General Cable Corp. (a)                                               6,588             241,318
GrafTech International Ltd. (a)(b)                                   17,161             131,796
Greatbatch, Inc. (a)                                                  3,298              98,511
Houston Wire & Cable Co.                                              2,277              29,487
Hubbell, Inc., Class B                                                7,100             689,481
II-VI, Inc. (a)                                                       7,544             128,550
Intevac, Inc. (a)                                                     3,706              17,492
IntriCon Corp. (a)                                                    1,324               6,395
IPG Photonics Corp.                                                   3,916             260,062
Itron, Inc. (a)                                                       5,390             250,096
Kemet Corp. (a)                                                       6,464              40,400
Landauer, Inc.                                                        1,428              80,511
Lightpath Technologies, Inc., Class A (a)                             3,924               2,943
Lime Energy Co. (a)                                                   3,916               2,937
Littelfuse, Inc.                                                      2,998             203,414
LSI Industries, Inc.                                                  3,032              21,163
Magnetek, Inc. (a)                                                      835              11,665
Maxwell Technologies, Inc. (a)                                        4,314              23,252
Measurement Specialties, Inc. (a)                                     2,148              85,426
Methode Electronics, Inc.                                             5,028              64,761
Mettler-Toledo International, Inc. (a)                                4,102             874,628
Microvision, Inc. (a)                                                 3,842               6,109
MTS Systems Corp.                                                     2,197             127,756
Multi-Fineline Electronix, Inc. (a)                                   1,332              20,553
Napco Security Technologies, Inc. (a)                                 3,820              15,280
National Instruments Corp.                                           12,872             421,558
Newport Corp. (a)                                                     5,555              93,991
NVE Corp. (a)                                                           818              46,152
Orion Energy Systems, Inc. (a)                                        2,807               6,961
OSI Systems, Inc. (a)                                                 2,585             161,020
Parametric Sound Corp. (a)                                            1,036              20,772
Park Electrochemical Corp.                                            2,725              69,051
Planar Systems, Inc. (a)                                              5,103               9,594
Plexus Corp. (a)                                                      4,759             115,691
Powell Industries, Inc. (a)                                           1,238              65,082
Power-One, Inc. (a)                                                  17,303              71,807
Pulse Electronics Corp. (a)                                           5,789               2,345
Regal-Beloit Corp.                                                    6,032             491,970
Research Frontiers, Inc. (a)                                          4,006              14,742
Richardson Electronics Ltd.                                           1,792              21,253
Rofin-Sinar Technologies, Inc. (a)                                    3,928             106,410
Rogers Corp. (a)                                                      2,319             110,431
Rubicon Technology, Inc. (a)                                          2,823              18,632
Sanmina Corp. (a)                                                    11,040             125,414
Servotronics, Inc.                                                      400               3,140
Sigmatron International, Inc. (a)                                     1,200               4,932
SL Industries, Inc.                                                     750              13,598
Synthesis Energy Systems, Inc. (a)                                    7,050               7,332
Trimble Navigation Ltd. (a)(b)                                       34,426           1,031,403
TTM Technologies, Inc. (a)                                            7,237              55,001
Ultralife Batteries, Inc. (a)                                         2,906              12,728
Universal Display Corp. (a)                                           5,662             166,406
UQM Technologies, Inc. (a)                                            5,140               3,804
Veeco Instruments, Inc. (a)                                           5,364             205,602
Viasystems Group, Inc. (a)                                              729               9,506
Vicor Corp. (a)                                                       2,853              14,179
Vishay Intertechnology, Inc. (a)                                     17,912             243,782
Vishay Precision Group, Inc. (a)                                      2,195              32,245
WESCO International, Inc. (a)                                         5,910             429,125
Zebra Technologies Corp., Class A (a)                                 6,954             327,742
Zygo Corp. (a)                                                        2,895              42,875
                                                                                   ------------
                                                                                     13,995,008
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.9%
Affiliated Managers Group, Inc. (a)                                  7,060            1,084,204
Artio Global Investors, Inc.                                         8,127               22,105
Asset Acceptance Capital Corp. (a)                                   2,516               16,958
Asta Funding, Inc.                                                   1,806               17,338
Atlanticus Holdings Corp. (a)                                        1,465                5,377
BBCN Bancorp, Inc.                                                  10,865              141,897
BGC Partners, Inc.                                                  13,780               57,325

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        6

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
Calamos Asset Management, Inc., Class A                               2,844        $     33,474
Cash America International, Inc.                                      3,953             207,414
CBOE Holdings, Inc.                                                  11,793             435,633
CIFC Corp. (a)                                                          949               7,810
CIT Group, Inc. (a)                                                  27,009           1,174,351
Cohen & Steers, Inc.                                                  2,485              89,634
Cowen Group, Inc., Class A (a)                                       11,162              31,477
Credit Acceptance Corp. (a)                                           1,353             165,255
DFC Global Corp. (a)                                                  6,027             100,289
Diamond Hill Investments Group, Inc.                                    461              35,870
Duff & Phelps Corp.                                                   4,220              65,452
Eaton Vance Corp.                                                    15,752             658,906
Encore Capital Group, Inc. (a)                                        3,109              93,581
Evercore Partners, Inc., Class A                                      3,811             158,538
Ezcorp, Inc. (a)                                                      6,263             133,402
FBR & Co. (a)                                                         1,402              26,540
Federal Agricultural Mortgage Corp., Class B                          1,535              47,263
Federated Investors, Inc., Class B                                   12,769             302,242
Fidelity National Financial, Inc., Class A                           28,922             729,702
Financial Engines, Inc.                                               5,767             208,881
First Cash Financial Services, Inc. (a)                               3,657             213,349
The First Marblehead Corp. (a)                                       12,084              12,205
FXCM, Inc.                                                            3,662              50,096
GAMCO Investors, Inc., Class A                                          597              31,707
GFI Group, Inc.                                                       8,540              28,524
Gleacher & Co., Inc. (a)                                              9,785               5,871
Green Dot Corp., Class A (a)                                          3,156              52,737
Greenhill & Co., Inc.                                                 3,601             192,221
Imperial Holdings, Inc. (a)                                           3,012              12,199
Institutional Financial Market, Inc.                                  2,236               5,165
Interactive Brokers Group, Inc., Class A                              5,613              83,690
International FCStone, Inc. (a)(b)                                    2,019              35,151
Intersections, Inc.                                                   1,474              13,870
Investment Technology Group, Inc. (a)                                 5,281              58,302
Janus Capital Group, Inc.                                            25,538             240,057
JMP Group, Inc.                                                       2,564              17,717
Knight Capital Group, Inc., Class A (a)                              35,241             131,097
Ladenburg Thalmann Financial Services, Inc. (a)                      17,312              28,738
LPL Financial Holdings Inc.                                           5,102             164,488
MarketAxess Holdings, Inc.                                            5,103             190,342
Marlin Business Services, Inc.                                        1,403              32,536
Medallion Financial Corp.                                             3,050              40,321
MGIC Investment Corp. (a)                                            31,748             157,153
MicroFinancial, Inc.                                                  1,948              16,422
MoneyGram International, Inc. (a)                                     3,063              55,440
MSCI, Inc. (a)                                                       16,295             552,889
National Financial Partners Corp. (a)                                 5,462             122,513
Nelnet, Inc., Class A                                                 3,474             117,421
Netspend Holdings, Inc. (a)                                           4,512              71,696
NewStar Financial, Inc. (a)                                           2,808              37,150
Ocwen Financial Corp. (a)                                            15,757             597,505
Oppenheimer Holdings, Inc.                                            1,335              25,992
Pico Holdings, Inc. (a)                                               3,309              73,460
Piper Jaffray Cos. (a)                                                2,246              77,038
Portfolio Recovery Associates, Inc. (a)                               2,322             294,708
Pzena Investment Management, Inc., Class A                            2,930              19,045
Radian Group, Inc.                                                   22,755             243,706
Raymond James Financial, Inc.                                        15,030             692,883
Resource America, Inc., Class A                                       2,541              25,308
Safeguard Scientifics, Inc. (a)                                       3,189              50,386
SEI Investments Co.                                                  18,035             520,310
Stewart Information Services Corp.                                    2,733              69,610
Stifel Financial Corp. (a)(b)                                         7,834             271,605
SWS Group, Inc. (a)                                                   3,739              22,621
TD Ameritrade Holding Corp.                                          30,616             631,302
Tree.com, Inc.                                                        1,018              18,823
U.S. Global Investors, Inc.                                           2,032               7,457
Virtus Investment Partners, Inc. (a)                                    817             152,191
Waddell & Reed Financial, Inc., Class A                              11,635             509,380
Walker & Dunlop, Inc. (a)                                             2,622              47,117
Westwood Holdings Group, Inc.                                         1,090              48,429
WisdomTree Investments, Inc. (a)                                      8,700              90,480
World Acceptance Corp. (a)                                            1,761             151,217
                                                                                   ------------
                                                                                     13,462,558
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.3%
8x8, Inc. (a)                                                         9,630              65,966
Alaska Communications Systems Group, Inc.                             7,188              11,932
Cbeyond Communications, Inc. (a)                                      4,242              31,518
Cincinnati Bell, Inc. (a)                                            27,016              88,072
Consolidated Communications Holdings, Inc.                            5,116              89,786
Fairpoint Communications, Inc. (a)                                    3,983              29,753
General Communication, Inc., Class A (a)                              4,596              42,145
Hawaiian Telcom HoldCo, Inc. (a)                                      1,088              25,100
HickoryTech Corp.                                                     1,959              19,884
IDT Corp., Class B                                                    2,232              26,918
inContact, Inc. (a)                                                   7,427              60,084
Level 3 Communications, Inc. (a)                                     21,850             443,336
Lumos Networks Corp.                                                  2,200              29,656
Primus Telecommunications Group, Inc.                                 1,822              20,133
TW Telecom, Inc. (a)                                                 20,457             515,312

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        7

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS (CONCLUDED)
Vonage Holdings Corp. (a)                                            19,630        $     56,731
                                                                                   ------------
                                                                                      1,556,326
-----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS -- 0.7%
Arden Group, Inc., Class A                                              226              22,846
Casey's General Stores, Inc.                                          5,127             298,904
The Chefs' Warehouse, Inc. (a)                                        1,893              34,964
Core-Mark Holdings Co., Inc.                                          1,611              82,660
The Fresh Market, Inc. (a)                                            5,731             245,115
GNC Holdings, Inc., Class A                                          10,095             396,532
Harris Teeter Supermarkets                                            6,607             282,185
Ingles Markets, Inc., Class A                                         1,922              41,285
Nash Finch Co.                                                        1,557              30,486
Omnicare, Inc.                                                       13,984             569,428
The Pantry, Inc. (a)                                                  3,370              42,024
PetMed Express, Inc.                                                  2,946              39,521
Rite Aid Corp. (a)                                                   98,338             186,842
Spartan Stores, Inc.                                                  2,921              51,264
SUPERVALU, Inc.                                                      27,702             139,618
United Natural Foods, Inc. (a)                                        6,675             328,410
Village Super Market, Inc., Class A                                     843              28,401
Vitamin Shoppe, Inc. (a)                                              4,190             204,681
Weis Markets, Inc.                                                    1,399              56,939
                                                                                   ------------
                                                                                      3,082,105
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS -- 1.3%
Alico, Inc.                                                             567              26,224
The Andersons, Inc.                                                   2,280             122,026
B&G Foods, Inc., Class A                                              7,332             223,553
Boulder Brands, Inc. (a)                                              8,528              76,581
Bunge Ltd.                                                           19,429           1,434,443
Cal-Maine Foods, Inc.                                                 1,965              83,630
Calavo Growers, Inc.                                                  1,988              57,215
Chiquita Brands International, Inc. (a)                               6,547              50,805
Coffee Holding Co., Inc. (b)                                          1,427               9,661
Darling International, Inc. (a)                                      16,322             293,143
Diamond Foods, Inc. (a)(b)                                            3,242              54,660
Dole Food Co., Inc. (a)                                               5,182              56,484
Farmer Bros. Co. (a)                                                  1,270              18,669
Flowers Foods, Inc.                                                  15,642             515,247
Fresh Del Monte Produce, Inc.                                         4,959             133,794
Golden Enterprises, Inc.                                                941               3,218
Griffin Land & Nurseries, Inc.                                          483              14,514
Harbinger Group, Inc. (a)                                             1,680              13,877
Herbalife Ltd. (b)                                                   13,914             521,079
Hillshire Brands Co.                                                 16,814             591,012
HQ Sustainable Maritime Industries, Inc. (a)(b)                       4,100                 226
J&J Snack Foods Corp.                                                 2,063             158,624
John B. Sanfilippo & Son, Inc.                                        1,290              25,774
Lancaster Colony Corp.                                                2,606             200,662
Lifeway Foods, Inc.                                                   1,875              26,062
Limoneira Co.                                                         1,441              27,840
Mannatech, Inc. (a)                                                     310               1,984
Medifast, Inc. (a)                                                    2,147              49,209
MGP Ingredients, Inc.                                                 1,897               8,309
Natures Sunshine Prods, Inc.                                          1,521              23,180
Nutraceutical International Corp.                                     1,621              28,124
NutriSystem, Inc.                                                     4,283              36,320
Omega Protein Corp. (a)                                               3,272              35,174
Overhill Farms, Inc. (a)                                              2,603              10,282
Pilgrims Pride Corp. (a)                                              8,213              75,477
Reliv International, Inc.                                             1,819               2,456
Rocky Mountain Chocolate Factory, Inc.                                1,504              18,492
Seaboard Corp.                                                           40             112,000
Seneca Foods Corp. (a)                                                1,301              42,959
Smithfield Foods, Inc. (a)                                           16,904             447,618
Snyders-Lance, Inc.                                                   6,609             166,943
Tootsie Roll Industries, Inc.                                         2,931              87,678
TreeHouse Foods, Inc. (a)                                             5,020             327,053
USANA Health Sciences, Inc. (a)                                       1,092              52,776
                                                                                   ------------
                                                                                      6,265,057
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.5%
Green Mountain Coffee Roasters, Inc. (a)                             16,723             949,198
The Hain Celestial Group, Inc. (a)                                    6,155             375,947
Ingredion, Inc.                                                      10,421             753,647
Post Holdings, Inc. (a)                                               4,609             197,864
Sanderson Farms, Inc.                                                 2,786             152,171
                                                                                   ------------
                                                                                      2,428,827
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER -- 0.3%
Boise, Inc.                                                          12,240             105,998
Buckeye Technologies, Inc.                                            5,209             156,010
Clearwater Paper Corp. (a)                                            3,193             168,239
Deltic Timber Corp.                                                   1,516             104,180
Domtar Corp.                                                          4,664             362,020
Kapstone Paper and Packaging Corp.                                    5,325             148,035
Neenah Paper, Inc.                                                    2,165              66,595
P.H. Glatfelter Co.                                                   5,544             129,619
Resolute Forest Products (a)                                         12,611             204,046
Verso Paper Corp. (a)                                                 3,704               4,889
Wausau Paper Corp.                                                    6,213              66,976
                                                                                   ------------
                                                                                      1,516,607
-----------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES -- 1.5%
American States Water Co.                                             2,678             154,172
American Water Works Co., Inc.                                       23,579             977,114
Aqua America, Inc.                                                   18,931             595,191
Artesian Resources Corp., Class A                                     1,549              34,806
Atmos Energy Corp.                                                   12,044             514,158
Avista Corp.                                                          8,007             219,392
Cadiz, Inc. (a)                                                       2,411              16,298
California Water Service Group                                        5,748             114,385
Chesapeake Utilities Corp.                                            1,478              72,496
Connecticut Water Service, Inc.                                       1,764              51,562
Delta Natural Gas Co., Inc.                                           1,407              30,757
Gas Natural, Inc.                                                     2,549              26,000

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        8

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES (CONCLUDED)
Genie Energy Ltd.                                                     3,240        $     30,002
The Laclede Group, Inc.                                               2,933             125,239
Middlesex Water Co.                                                   2,648              51,689
National Fuel Gas Co.                                                11,217             688,163
New Jersey Resources Corp.                                            5,559             249,321
Northwest Natural Gas Co.                                             3,619             158,585
Piedmont Natural Gas Co.                                              9,583             315,089
PNM Resources, Inc.                                                  10,683             248,807
Questar Corp.                                                        23,763             578,154
RGC Resources, Inc.                                                   1,250              23,188
SJW Corp.                                                             1,851              49,051
South Jersey Industries, Inc.                                         4,212             234,145
Southwest Gas Corp.                                                   6,067             287,940
UGI Corp.                                                            15,233             584,795
Vectren Corp.                                                        11,112             393,587
WGL Holdings, Inc.                                                    6,782             299,086
                                                                                   ------------
                                                                                      7,123,172
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS -- 1.3%
Actuant Corp., Class A                                                9,801             300,107
AEP Industries, Inc. (a)                                                611              43,876
AptarGroup, Inc.                                                      8,771             503,017
Carlisle Cos., Inc.                                                   8,465             573,842
Crown Holdings, Inc. (a)                                             19,648             817,553
Graphic Packaging Holding Co. (a)                                    15,744             117,922
Greif, Inc.                                                           4,072             218,341
Harsco Corp.                                                         10,861             269,027
Landec Corp. (a)                                                      3,788              54,812
Multi-Color Corp.                                                     1,748              45,081
Myers Industries, Inc.                                                4,177              58,311
Otter Tail Corp.                                                      4,803             149,565
Packaging Corp. of America                                           13,338             598,476
Raven Industries, Inc.                                                4,998             167,983
Rexnord Corp. (a)                                                     3,697              78,487
Rock-Tenn Co., Class A                                                9,654             895,795
Silgan Holdings, Inc.                                                 6,107             288,556
Sonoco Products Co.                                                  13,513             472,820
Trimas Corp. (a)                                                      4,503             146,212
UFP Technologies, Inc. (a)                                            1,156              22,762
                                                                                   ------------
                                                                                      5,822,545
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS -- 4.5%
1-800-FLOWERS.COM, Inc., Class A (a)                                  4,231              21,028
Aaron's, Inc.                                                         9,481             271,915
Advance Auto Parts, Inc. (c)                                          9,950             822,368
Amerco, Inc.                                                            941             163,301
America's Car-Mart, Inc. (a)                                          1,187              55,480
American Eagle Outfitters, Inc.                                      24,323             454,840
American Public Education, Inc. (a)                                   2,584              90,156
ANN, Inc. (a)                                                         6,674             193,680
Asbury Automotive Group, Inc. (a)                                     4,289             157,363
Ascena Retail Group, Inc. (a)                                        16,925             313,959
Autobytel, Inc. (a)                                                   2,429              10,542
Aeropostale, Inc. (a)                                                10,765             146,404
Barnes & Noble, Inc. (a)                                              5,274              86,757
Beacon Roofing Supply, Inc. (a)                                       6,487             250,787
bebe Stores, Inc.                                                     4,568              19,049
Big 5 Sporting Goods Corp.                                            2,515              39,259
Big Lots, Inc. (a)                                                    7,638             269,392
Blue Nile, Inc. (a)                                                   1,816              62,561
Body Central Corp. (a)                                                2,515              23,641
The Bon-Ton Stores, Inc.                                              1,792              23,296
Books-A-Million, Inc. (a)                                             1,081               3,070
Bridgepoint Education, Inc. (a)                                       2,682              27,437
Brown Shoe Co., Inc.                                                  5,601              89,616
The Buckle, Inc. (b)                                                  3,636             169,619
Build-A-Bear Workshop, Inc. (a)                                       2,088              11,254
Cabela's, Inc., Class A (a)                                           6,263             380,665
Cache, Inc. (a)                                                       1,918               8,094
Cambium Learning Group, Inc. (a)                                      2,677               2,757
Capella Education Co. (a)                                             1,617              50,353
Career Education Corp. (a)                                            6,705              15,891
Carriage Services, Inc.                                               2,363              50,214
The Cato Corp., Class A                                               3,617              87,314
Chemed Corp.                                                          2,599             207,868
Chico's FAS, Inc.                                                    22,213             373,178
The Children's Place Retail Stores, Inc. (a)                          3,163             141,766
Christopher & Banks Corp. (a)                                         5,222              33,577
Citi Trends, Inc. (a)                                                 2,119              21,677
Clean Energy Fuels Corp. (a)(b)                                       9,630             125,190
Coldwater Creek, Inc. (a)                                             2,501               7,903
Collectors Universe, Inc.                                             1,028              12,100
Conn's, Inc. (a)                                                      2,913             104,577
Copart, Inc. (a)                                                     14,485             496,546
Corinthian Colleges, Inc. (a)                                        10,420              21,882
dELiA*s, Inc. (a)                                                     5,289               5,238
Destination Maternity Corp.                                           1,709              39,991
Destination XL Group, Inc. (a)                                        6,123              31,166
Dick's Sporting Goods, Inc.                                          13,238             626,157
Dillard's, Inc., Class A                                              4,235             332,659
DSW, Inc., Class A                                                    4,381             279,508
Education Management Corp. (a)(b)                                     2,632               9,659
Express, Inc. (a)                                                    11,964             213,079
The Finish Line, Inc., Class A                                        6,737             131,978
Foot Locker, Inc.                                                    20,205             691,819
Francesca's Holdings Corp. (a)                                        4,934             141,408
Fred's, Inc., Class A                                                 4,500              61,560
Gaiam, Inc. (a)                                                       2,881              12,100
Geeknet, Inc. (a)                                                     1,139              16,823
Genesco, Inc. (a)                                                     3,268             196,374
Grand Canyon Education, Inc. (a)(b)                                   5,882             149,344
Group 1 Automotive, Inc.                                              2,892             173,722
Guess?, Inc.                                                          8,292             205,890
Haverty Furniture Cos., Inc.                                          2,729              56,108
hhgregg, Inc. (a)                                                     2,292              25,327
Hibbett Sports, Inc. (a)(b)                                           3,592             202,122

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013        9

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
Hillenbrand, Inc.                                                     8,480        $    214,374
Hot Topic, Inc.                                                       5,872              81,503
HSN, Inc.                                                             4,972             272,764
ITT Corp.                                                            12,277             349,035
ITT Educational Services, Inc. (a)                                    2,289              31,542
Jos. A. Bank Clothiers, Inc. (a)                                      3,773             150,543
K12, Inc. (a)                                                         5,156             124,311
KAR Auction Services, Inc.                                           12,401             248,392
Kirkland's, Inc. (a)                                                  2,230              25,556
Learning Tree International, Inc. (a)                                 1,011               3,741
Liquidity Services, Inc. (a)(b)                                       3,434             102,368
Lithia Motors, Inc., Class A                                          2,869             136,220
Lumber Liquidators Holdings, Inc. (a)                                 3,792             266,274
Mac-Gray Corp.                                                        1,649              21,107
MarineMax, Inc. (a)                                                   3,258              44,276
Matthews International Corp., Class A                                 3,853             134,431
The Men's Wearhouse, Inc.                                             6,359             212,518
Monro Muffler, Inc.                                                   4,008             159,158
Navarre Corp. (a)                                                     6,945              15,765
New York & Co. (a)                                                    3,761              15,383
Office Depot, Inc. (a)(b)                                            38,937             153,022
OfficeMax, Inc.                                                      11,905             138,217
OpenTable, Inc. (a)                                                   3,314             208,716
Overstock.com, Inc. (a)                                               2,033              25,047
Pacific Sunwear of California, Inc. (a)                               7,031              14,695
PC Mall, Inc. (a)                                                     1,212              10,060
Penske Automotive Group, Inc.                                         5,688             189,752
The Pep Boys - Manny, Moe & Jack (a)                                  7,263              85,631
Perfumania Holdings, Inc. (a)                                           978               5,633
Pier 1 Imports, Inc.                                                 14,669             337,387
PriceSmart, Inc.                                                      2,575             200,412
The Providence Service Corp. (a)                                      1,862              34,428
RadioShack Corp. (b)                                                 13,377              44,947
RealNetworks, Inc. (a)                                                3,840              29,606
Regis Corp.                                                           7,707             140,190
Rent-A-Center, Inc.                                                   7,757             286,544
Rollins, Inc.                                                         8,924             219,084
Rue21, Inc. (a)                                                       2,290              67,303
Rush Enterprises, Inc., Class A (a)                                   4,667             112,568
Saks, Inc. (a)                                                       14,098             161,704
Sally Beauty Holdings, Inc. (a)                                      21,129             620,770
Sears Holdings Corp. (a)(b)                                           4,880             243,854
Service Corp. International                                          28,060             469,444
Shoe Carnival, Inc.                                                   1,951              39,878
Shutterfly, Inc. (a)                                                  4,472             197,528
Signet Jewelers Ltd.                                                 10,881             729,027
Sonic Automotive, Inc.                                                4,922             109,072
Sotheby's                                                             9,164             342,825
Stage Stores, Inc.                                                    4,364             112,940
Stamps.com, Inc. (a)                                                  2,416              60,328
Standard Parking Corp. (a)                                            2,235              46,265
Stein Mart, Inc.                                                      3,683              30,864
Stewart Enterprises, Inc., Class A                                    9,788              90,931
Strayer Education, Inc.                                               1,660              80,311
Susser Holdings Corp. (a)                                             2,507             128,133
Titan Machinery, Inc. (a)                                             2,436              67,599
Tractor Supply Co.                                                    9,358             974,449
Trans World Entertainment Corp.                                       2,400               9,288
Tuesday Morning Corp. (a)                                             5,896              45,753
Ulta Salon Cosmetics & Fragrance, Inc. (a)                            8,008             650,009
ValueVision Media, Inc., Class A (a)                                  5,705              19,739
VCA Antech, Inc. (a)                                                 11,814             277,511
Weight Watchers International, Inc. (b)                               3,725             156,860
West Marine, Inc. (a)                                                 2,389              27,306
The Wet Seal, Inc., Class A (a)                                      12,627              38,134
Williams-Sonoma, Inc.                                                11,648             600,105
Winmark Corp.                                                           414              26,078
Zale Corp. (a)                                                        4,077              16,023
Zumiez, Inc. (a)                                                      3,120              71,448
                                                                                   ------------
                                                                                     20,877,037
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES -- 4.9%
Abaxis, Inc.                                                          2,837             134,247
Abiomed, Inc. (a)                                                     4,984              93,051
Acadia Healthcare Co., Inc. (a)                                       4,750             139,602
Accretive Health, Inc. (a)                                            7,592              77,135
Accuray, Inc. (a)                                                     8,550              39,672
Addus HomeCare Corp. (a)                                              1,036              13,665
Air Methods Corp.                                                     4,811             232,083
Alere, Inc. (a)                                                      10,377             264,925
Align Technology, Inc. (a)(b)                                         9,795             328,230
Alliance HealthCare Services, Inc. (a)                                2,152              16,700
Almost Family, Inc.                                                   1,318              26,927
Alphatec Holdings, Inc. (a)                                           9,814              20,708
Amedisys, Inc. (a)                                                    4,157              46,226
American Caresource Holdings, Inc. (a)                                2,753               5,451
Amsurg Corp. (a)                                                      4,269             143,609
Analogic Corp.                                                        1,635             129,198
AngioDynamics, Inc. (a)                                               4,830              55,207
Anika Therapeutics, Inc. (a)                                          2,052              29,795
Antares Pharma, Inc. (a)                                             16,517              59,131
ArthroCare Corp. (a)                                                  3,890             135,216
Assisted Living Concepts, Inc.                                        2,779              33,042
AtriCure, Inc. (a)                                                    2,388              18,913
Atrion Corp.                                                            222              42,622
Bio-Rad Laboratories, Inc., Class A (a)                               2,676             337,176
Bio-Reference Labs, Inc. (a)(b)                                       3,472              90,203
Biolase Technology, Inc. (a)                                          4,677              18,614
Bioscript, Inc. (a)                                                   8,085             102,760
Bovie Medical Corp. (a)                                               3,326              10,976

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       10

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
Brookdale Senior Living, Inc. (a)                                    13,306        $    370,971
Bruker BioSciences Corp. (a)                                         12,536             239,438
BSD Medical Corp. (a)                                                 3,756               5,521
Cantel Medical Corp.                                                  3,033              91,172
Capital Senior Living Corp. (a)                                       3,876             102,443
Cardica, Inc. (a)                                                     5,277               6,860
CardioNet, Inc. (a)                                                   3,658               8,889
Cardiovascular Systems, Inc. (a)                                      2,764              56,607
Celsion Corp. (a)(b)                                                  7,484               7,858
Centene Corp. (a)(b)                                                  7,042             310,130
Cepheid, Inc. (a)(b)                                                  8,994             345,100
Chindex International, Inc. (a)                                       1,763              24,224
CollabRx, Inc. (a)                                                      409               1,272
Community Health Systems, Inc.                                       12,444             589,721
Conceptus, Inc. (a)                                                   4,516             109,061
CONMED Corp.                                                          3,752             127,793
The Cooper Cos., Inc.                                                 6,487             699,818
Corvel Corp. (a)                                                        973              48,154
Covance, Inc. (a)(b)                                                  7,424             551,752
CryoLife, Inc.                                                        4,128              24,809
Cutera, Inc. (a)                                                      2,304              29,952
Cyberonics, Inc. (a)                                                  3,304             154,660
Cynosure, Inc., Class A (a)                                           2,007              52,523
Delcath Systems, Inc. (a)(b)                                         12,121              21,818
DexCom, Inc. (a)                                                      9,666             161,616
Echo Therapeutics, Inc. (a)                                           7,279               5,750
Emeritus Corp. (a)                                                    4,889             135,865
Endologix, Inc. (a)(b)                                                7,896             127,520
The Ensign Group, Inc.                                                2,391              79,859
Escalon Medical Corp. (a)                                             1,399               1,497
Exactech, Inc. (a)                                                    1,351              27,952
Five Star Quality Care, Inc. (a)                                      6,433              43,037
Fluidigm Corp. (a)                                                    3,246              60,083
Fonar Corp. (a)                                                       1,545              10,691
GenMark Diagnostics, Inc. (a)                                         4,228              54,626
Gentiva Health Services, Inc. (a)                                     4,042              43,734
Haemonetics Corp. (a)                                                 6,917             288,162
Hanger Orthopedic Group, Inc. (a)                                     4,751             149,799
Hansen Medical, Inc. (a)                                              7,724              15,525
HCA Holdings, Inc.                                                   32,752           1,330,714
Health Management Associates, Inc., Class A (a)                      34,718             446,821
Health Net, Inc. (a)                                                 10,541             301,683
Healthcare Services Group, Inc.                                       9,206             235,950
HealthSouth Corp. (a)                                                13,074             344,761
HealthStream, Inc. (a)                                                2,883              66,136
Healthways, Inc. (a)                                                  4,781              58,567
Henry Schein, Inc. (a)                                               11,686           1,081,539
Hill-Rom Holdings, Inc.                                               7,982             281,126
HMS Holdings Corp. (a)                                               11,919             323,601
Hologic, Inc. (a)(b)                                                 36,105             815,973
Hooper Holmes, Inc. (a)                                               9,589               4,411
ICU Medical, Inc. (a)                                                 1,776             104,695
Idexx Laboratories, Inc. (a)                                          7,349             678,974
Insulet Corp. (a)(b)                                                  7,292             188,571
Integra LifeSciences Holdings Corp. (a)                               2,683             104,664
Invacare Corp.                                                        3,832              50,008
IPC The Hospitalist Co., Inc. (a)                                     2,350             104,528
Kindred Healthcare, Inc. (a)                                          7,217              75,995
LCA-Vision, Inc. (a)                                                  2,420               8,131
LHC Group, Inc. (a)                                                   2,223              47,772
LifePoint Hospitals, Inc. (a)                                         6,169             298,950
Magellan Health Services, Inc. (a)                                    3,503             166,638
MAKO Surgical Corp. (a)                                               5,972              66,588
Masimo Corp.                                                          7,140             140,087
Medical Action Industries, Inc. (a)                                   2,313              13,878
MEDNAX, Inc. (a)                                                      6,722             602,493
MELA Sciences, Inc. (a)                                               7,818               9,069
Meridian Bioscience, Inc.                                             5,693             129,914
Merit Medical Systems, Inc. (a)                                       5,446              66,768
Molina Healthcare, Inc. (a)                                           3,965             122,400
Nanosphere, Inc. (a)                                                  6,499              14,298
National Healthcare Corp.                                             1,112              50,841
Natus Medical, Inc. (a)                                               4,283              57,564
Navidea Biopharmaceuticals, Inc. (a)(b)                              16,263              44,073
Neogen Corp. (a)                                                      3,126             154,956
NeuroMetrix, Inc. (a)                                                   109                 269
NuVasive, Inc. (a)                                                    6,134             130,716
NxStage Medical, Inc. (a)                                             7,522              84,848
Omnicell, Inc. (a)                                                    4,742              89,529
OraSure Technologies, Inc. (a)                                        8,167              44,102
Orthofix International NV (a)                                         2,685              96,311
Owens & Minor, Inc.                                                   8,097             263,638
Palomar Medical Technologies, Inc. (a)                                2,610              35,209
Parexel International Corp. (a)(b)                                    7,886             311,576
PharMerica Corp. (a)                                                  4,070              56,980
Psychemedics Corp.                                                    1,238              14,769
Quidel Corp. (a)                                                      4,050              96,188
RadNet, Inc. (a)                                                      4,638              12,986
ResMed, Inc.                                                         19,316             895,490
Retractable Technologies, Inc. (a)                                    1,898               2,012
Rochester Medical Corp. (a)                                           1,820              26,608
Rockwell Medical Technologies, Inc. (a)                               2,896              11,468
RTI Biologics, Inc. (a)                                               7,930              31,244
Select Medical Holdings Corp.                                         5,251              47,259
Sirona Dental Systems, Inc. (a)                                       7,481             551,574
Skilled Healthcare Group, Inc., Class A (a)                           3,199              21,017
Solta Medical, Inc. (a)                                               7,867              17,307
Spectranetic Corp. (a)                                                4,932              91,390
Staar Surgical Co. (a)                                                4,262              23,995
Stereotaxis, Inc. (a)                                                 2,320               4,617
Steris Corp.                                                          7,676             319,398
SurModics, Inc. (a)                                                   1,786              48,669
Symmetry Medical, Inc. (a)                                            5,245              60,055
Synergetics USA, Inc. (a)                                             3,470              12,041

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       11

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONCLUDED)
Team Health Holdings, Inc. (a)                                        4,572        $    166,329
Teleflex, Inc.                                                        5,430             458,889
Theragenics Corp. (a)                                                 5,558               9,060
ThermoGenesis Corp. (a)                                               5,823               4,950
Thoratec Corp. (a)                                                    7,737             290,137
Trans1, Inc. (a)                                                      2,790               6,250
Triple-S Management Corp. (a)                                         2,276              39,648
Unilife Corp. (a)                                                    12,363              26,951
Universal American Corp.                                              4,076              33,953
Universal Health Services, Inc., Class B                             11,977             764,971
Urologix, Inc. (a)                                                    6,008               3,304
Uroplasty, Inc. (a)                                                   3,549               9,014
US Physical Therapy, Inc.                                             1,742              46,773
Utah Medical Products, Inc.                                             671              32,725
Vanguard Health Systems, Inc. (a)                                     4,548              67,629
Vascular Solutions, Inc. (a)                                          2,430              39,415
Vision-Sciences, Inc. (a)                                             5,004               5,354
Volcano Corp. (a)                                                     7,503             167,017
WellCare Health Plans, Inc. (a)                                       5,822             337,443
West Pharmaceutical Services, Inc.                                    4,509             292,814
Wright Medical Group, Inc. (a)                                        6,324             150,574
                                                                                   ------------
                                                                                     22,778,948
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION -- 2.2%
ACCO Brands Corp. (a)                                                15,731             105,083
American Greetings Corp., Class A                                     4,439              71,468
AT Cross Co., Class A (a)                                             1,676              23,079
Bassett Furniture Industries, Inc.                                    1,804              28,792
Beazer Homes USA, Inc. (a)                                            3,456              54,743
Blount International, Inc. (a)                                        6,989              93,513
Blyth, Inc. (b)                                                       1,516              26,318
Briggs & Stratton Corp.                                               6,351             157,505
Cavco Industries, Inc. (a)                                              971              46,190
Central Garden & Pet Co., Class A (a)                                 5,730              47,101
Church & Dwight Co., Inc.                                            18,438           1,191,648
Compx International, Inc.                                             1,337              16,940
Comstock Homebuilding Cos., Inc., Class A (a)                         4,243               7,468
Dixie Group, Inc. (a)                                                 2,471              13,838
Energizer Holdings, Inc.                                              8,341             831,848
Ethan Allen Interiors, Inc.                                           3,626             119,368
Flexsteel Industries, Inc.                                              965              23,874
Forward Industries, Inc. (a)                                          2,823               5,787
Furniture Brands International, Inc. (a)                              6,084               6,084
Herman Miller, Inc.                                                   8,104             224,238
HNI Corp.                                                             6,114             216,986
Hooker Furniture Corp.                                                1,700              27,098
Hovnanian Enterprises, Inc., Class A (a)                             13,795              79,597
Interface, Inc.                                                       7,990             153,568
iRobot Corp. (a)                                                      3,749              96,199
Jarden Corp. (a)                                                     14,879             637,565
KB Home                                                              10,237             222,859
Kid Brands, Inc. (a)                                                  2,042               3,165
Knoll, Inc.                                                           6,691             121,308
L.S. Starrett Co., Class A                                              939              10,376
La-Z-Boy, Inc.                                                        7,189             135,656
Libbey, Inc. (a)                                                      2,986              57,719
Lifetime Brands, Inc.                                                 1,440              16,430
M/I Homes, Inc. (a)                                                   3,267              79,878
MDC Holdings, Inc.                                                    5,313             194,721
Meritage Homes Corp. (a)                                              4,305             201,732
Middleby Corp. (a)                                                    2,553             388,439
Mohawk Industries, Inc. (a)                                           7,883             891,725
National Presto Industries, Inc.                                        708              56,994
NVR, Inc. (a)                                                           625             675,069
Oil-Dri Corp. of America                                                858              23,363
Ryland Group, Inc.                                                    6,026             250,802
The Scotts Miracle-Gro Co.                                            5,186             224,243
Select Comfort Corp. (a)                                              7,748             153,178
Skyline Corp. (a)                                                       880               5,254
Spectrum Brands Holdings, Inc.                                        3,019             170,845
Standard-Pacific Corp. (a)                                           15,300             132,192
Stanley Furniture Co., Inc. (a)                                       3,010              13,364
Steelcase, Inc., Class A                                             10,523             155,004
Summer Infant, Inc. (a)                                               1,416               3,710
Tempur-Pedic International, Inc. (a)                                  8,176             405,775
Toll Brothers, Inc. (a)                                              20,458             700,482
Tupperware Corp.                                                      7,287             595,639
Virco Manufacturing Corp. (a)                                         2,505               5,962
WD-40 Co.                                                             2,017             110,471
                                                                                   ------------
                                                                                     10,312,253
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING -- 3.1%
Accuride Corp. (a)                                                    6,536              35,229
AGCO Corp.                                                           13,048             680,062
Alamo Group, Inc.                                                     1,165              44,561
Albany International Corp., Class A                                   3,962             114,502
Altra Holdings, Inc.                                                  3,766             102,511
American Railcar Industries, Inc.                                     1,329              62,117
Astec Industries, Inc.                                                2,822              98,572
The Babcock & Wilcox Co.                                             16,060             456,265
Broadwind Energy, Inc. (a)                                            2,362              10,322
Ceco Environmental Corp.                                              1,735              22,434
Chicago Rivet & Machine Co.                                             494              12,627
CIRCOR International, Inc.                                            2,434             103,445
Clarcor, Inc.                                                         6,552             343,194
Colfax Corp. (a)(b)                                                   9,085             422,816
Columbus McKinnon Corp. (a)                                           2,778              53,477
Commercial Vehicle Group, Inc. (a)                                    3,771              29,414
Crane Co.                                                             6,494             362,755
Donaldson Co., Inc.                                                  18,072             654,026
Douglas Dynamics, Inc.                                                3,221              44,514
Dynamic Materials Corp.                                               1,846              32,120
The Eastern Co.                                                         917              16,084

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       12

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING (CONTINUED)
Energy Recovery, Inc. (a)                                             7,636        $     28,253
EnPro Industries, Inc. (a)                                            2,899             148,342
Federal Signal Corp. (a)                                              8,916              72,576
Flow International Corp. (a)                                          7,491              29,290
Franklin Electric Co., Inc.                                           5,116             171,744
Freightcar America, Inc.                                              1,767              38,556
Gardner Denver, Inc.                                                  6,682             501,885
GATX Corp.                                                            6,269             325,800
The Gorman-Rupp Co.                                                   2,066              62,083
Graco, Inc.                                                           8,249             478,689
Graham Corp.                                                          1,551              38,372
Greenbrier Cos., Inc. (a)                                             3,356              76,215
H&E Equipment Services, Inc.                                          4,089              83,416
Hardinge, Inc.                                                        1,772              24,152
Hurco Cos., Inc. (a)                                                    928              25,269
Hyster-Yale Materials Handling, Inc.                                    844              48,184
IDEX Corp.                                                           11,051             590,344
John Bean Technologies Corp.                                          4,040              83,830
Kadant, Inc. (a)                                                      1,632              40,800
Kaydon Corp.                                                          4,279             109,457
Kennametal, Inc.                                                     10,604             413,980
Key Technology, Inc. (a)                                                780               9,859
Kimball International, Inc., Class B                                  4,154              37,635
Lincoln Electric Holdings, Inc.                                      11,055             598,960
Lindsay Manufacturing Co.                                             1,780             156,960
Lydall, Inc. (a)                                                      2,657              40,785
Manitex International, Inc. (a)                                       1,640              20,352
Manitowoc Co.                                                        18,237             374,953
Materion Corp.                                                        2,943              83,875
Meritor, Inc. (a)                                                    13,772              65,142
Met-Pro Corp.                                                         2,279              23,542
MFRI, Inc. (a)                                                        1,400              10,094
Miller Industries, Inc.                                               1,520              24,396
Mine Safety Appliances Co.                                            4,149             205,873
Mueller Industries, Inc.                                              3,901             207,884
NACCO Industries, Inc., Class A                                         827              44,129
Navistar International Corp. (a)                                     10,863             375,534
NN, Inc. (a)                                                          2,599              24,587
Nordson Corp.                                                         7,625             502,869
Oshkosh Corp. (a)                                                    11,775             500,320
PMFG, Inc. (a)                                                        2,383              14,703
Sauer-Danfoss, Inc.                                                   1,588              92,787
Spartan Motors, Inc.                                                  4,359              23,146
SPX Corp.                                                             6,321             499,106
Standex International Corp.                                           1,782              98,402
Sun Hydraulics, Inc.                                                  3,597             116,938
Sypris Solutions, Inc.                                                2,319               9,693
Tecumseh Products Co., Class A (a)                                    2,544              22,184
Tennant Co.                                                           2,501             121,449
Terex Corp. (a)                                                      15,024             517,126
Timken Co.                                                           10,681             604,331
Toro Co.                                                              7,927             364,959
Trinity Industries, Inc.                                             10,675             483,898
Twin Disc, Inc.                                                       1,243              31,174
Wabash National Corp. (a)                                             9,469              96,205
Westinghouse Air Brake Technologies Corp.                             6,488             662,490
Woodward, Inc.                                                        7,989             317,643
                                                                                   ------------
                                                                                     14,476,267
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING -- 0.7%
AK Steel Holding Corp.                                               18,892              62,533
Ampco-Pittsburgh Corp.                                                1,396              26,398
Carpenter Technology Corp.                                            6,067             299,043
Century Aluminum Co. (a)                                              7,366              57,013
Commercial Metals Co.                                                15,865             251,460
Friedman Industries, Inc.                                             1,680              16,750
Globe Specialty Metals, Inc.                                          9,022             125,586
Handy & Harman Ltd. (a)                                                 989              15,221
Haynes International, Inc.                                            1,767              97,715
Horsehead Holding Corp. (a)                                           6,590              71,699
Kaiser Aluminum Corp.                                                 2,337             151,087
McEwen Mining, Inc. (a)                                              37,288             106,644
Metals USA Holdings Corp.                                             2,022              41,754
Noranda Aluminum Holding Corp.                                       10,080              45,259
Olympic Steel, Inc.                                                   1,358              32,456
Reliance Steel & Aluminum Co.                                        10,314             734,047
RTI International Metals, Inc. (a)                                    4,318             136,837
Steel Dynamics, Inc.                                                 29,708             471,466
Synalloy Corp.                                                        1,214              16,850
TMS International Corp. (a)                                           2,071              27,337
Universal Stainless & Alloy Products, Inc. (a)                        1,153              41,912
Uranium Energy Corp. (a)                                             13,320              29,304
Uranium Resources, Inc. (a)                                           2,663               6,897
USEC, Inc. (a)                                                       16,407               6,072
Worthington Industries, Inc.                                          7,223             223,769
                                                                                   ------------
                                                                                      3,095,109
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION -- 1.8%
Air Lease Corp                                                        9,268             271,738
Air Transport Services Group, Inc. (a)                                7,359              42,903
Aircastle Ltd.                                                        7,621             104,255
Arkansas Best Corp.                                                   2,993              34,958
Atlas Air Worldwide Holdings, Inc. (a)                                3,504             142,823
Baltic Trading Ltd.                                                   3,044              12,450
CAI International, Inc. (a)                                           2,143              61,761
Celadon Group, Inc.                                                   3,085              64,353
Con-way, Inc.                                                         7,436             261,822
Covenant Transport Group, Inc., Class A (a)                           1,373               8,224
Eagle Bulk Shipping, Inc. (a)                                         2,191               7,712
Echo Global Logistics, Inc. (a)                                       2,294              50,743
Forward Air Corp.                                                     3,933             146,662
Frozen Food Express Industries, Inc. (a)                              2,545               3,512
Genco Shipping & Trading Ltd. (a)                                     5,201              14,979

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       13

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION (CONCLUDED)
Genesee & Wyoming, Inc., Class A (a)                                  6,498        $    605,029
Heartland Express, Inc.                                               5,665              75,571
HUB Group, Inc., Class A (a)                                          4,717             181,416
International Shipholding Corp.                                         852              15,506
J.B. Hunt Transport Services, Inc.                                   12,087             900,240
Kansas City Southern                                                 14,833           1,644,980
Kirby Corp. (a)                                                       7,633             586,214
Knight Transportation, Inc.                                           7,835             126,144
Landstar System, Inc.                                                 6,335             361,665
Marten Transport Ltd.                                                 2,036              40,985
Matson, Inc.                                                          5,580             137,268
Old Dominion Freight Line, Inc. (a)                                   9,434             360,379
P.A.M. Transportation Services, Inc.                                    847               8,970
Pacer International, Inc. (a)                                         4,839              24,340
Patriot Transportation Holding, Inc. (a)                                914              25,427
PHH Corp. (a)                                                         7,873             172,891
Quality Distribution, Inc. (a)                                        3,529              29,679
Rand Logistics, Inc. (a)                                              3,143              19,251
Roadrunner Transportation Systems, Inc. (a)                           2,176              50,048
Saia, Inc. (a)                                                        2,305              83,372
Swift Transportation Co. (a)                                         11,591             164,360
TAL International Group, Inc.                                         4,410             199,817
Teekay Corp.                                                          4,953             178,110
Textainer Group Holdings Ltd.                                         2,272              89,858
Universal Truckload Services, Inc. (a)                                  676              15,771
USA Truck, Inc. (a)                                                   1,407               6,908
UTI Worldwide Inc.                                                   13,695             198,304
Werner Enterprises, Inc.                                              5,545             133,856
Wesco Aircraft Holdings, Inc. (a)                                     3,077              45,293
Willis Lease Finance Corp. (a)                                        1,115              16,859
World Fuel Services Corp.                                             9,986             396,644
XPO Logistics, Inc. (a)(b)                                            2,739              46,125
YRC Worldwide, Inc. (a)                                               1,401              10,578
                                                                                   ------------
                                                                                      8,180,753
-----------------------------------------------------------------------------------------------
LEISURE GOODS -- 0.8%
Activision Blizzard, Inc.                                            56,567             824,181
Arctic Cat, Inc. (a)                                                  1,884              82,331
Black Diamond, Inc. (a)                                               3,283              29,908
Brunswick Corp.                                                      12,217             418,066
Callaway Golf Co.                                                     9,334              61,791
Drew Industries, Inc.                                                 2,640              95,858
DTS, Inc. (a)                                                         2,742              45,599
Emerson Radio Corp. (a)                                               4,864               8,026
Escalade, Inc.                                                        1,740              10,736
Glu Mobile, Inc. (a)(b)                                               8,589              25,595
Jakks Pacific, Inc.                                                   2,692              28,239
Koss Corp.                                                            1,133               5,790
Leapfrog Enterprises, Inc. (a)                                        7,039              60,254
Majesco Entertainment Co. (a)                                         6,877               3,748
Marine Products Corp.                                                 1,997              14,698
Meade Instruments Corp. (a)                                             433                 870
Nautilus, Inc. (a)                                                    4,085              29,821
Polaris Industries, Inc.                                              8,579             793,472
Pool Corp.                                                            6,148             295,104
RealD, Inc. (a)(b)                                                    6,336              82,368
Skullcandy, Inc. (a)                                                  2,357              12,445
Steinway Musical Instruments, Inc. (a)                                  966              23,203
Take-Two Interactive Software, Inc. (a)                              12,561             202,860
Thor Industries, Inc.                                                 5,910             217,429
TiVo, Inc. (a)                                                       16,884             209,193
Universal Electronics, Inc. (a)                                       2,265              52,661
Winnebago Industries, Inc. (a)                                        4,067              83,943
                                                                                   ------------
                                                                                      3,718,189
-----------------------------------------------------------------------------------------------
LIFE INSURANCE -- 0.4%
American Equity Investment Life Holding Co.                           8,445             125,746
Amerisafe, Inc.                                                       2,824             100,365
Atlantic American Corp.                                               1,107               3,697
Citizens, Inc. (a)                                                    6,565              55,080
CNO Financial Group, Inc.                                            29,690             339,950
eHealth, Inc. (a)                                                     2,834              50,672
Employers Holdings, Inc.                                              4,300             100,835
FBL Financial Group, Inc., Class A                                    1,422              55,259
Independence Holding Co.                                              1,624              16,532
Kansas City Life Insurance Co.                                          413              16,161
National Western Life Insurance Co., Class A                            282              49,632
The Phoenix Cos., Inc. (a)                                              801              24,647
Primerica, Inc.                                                       6,370             208,809
Protective Life Corp.                                                10,232             366,306
Stancorp Financial Group, Inc.                                        5,797             247,880
Symetra Financial Corp.                                               9,733             130,519
                                                                                   ------------
                                                                                      1,892,090
-----------------------------------------------------------------------------------------------
MEDIA -- 3.7%
Acxiom Corp. (a)                                                     10,019             204,388
AH Belo Corp.                                                         2,700              15,768
AMC Networks, Inc., Class A (a)                                       7,796             492,551
Arbitron, Inc.                                                        3,622             169,763
Ascent Capital Group, Inc., Class A (a)                               1,805             134,364
Avid Technology, Inc. (a)                                             4,258              26,698
Bankrate, Inc. (a)                                                    5,915              70,625
Beasley Broadcasting Group, Inc., Class A                             1,114               6,573
Belo Corp., Class A                                                  12,235             120,270
Charter Communications, Inc., Class A (a)(b)                         11,208           1,167,649
Clear Channel Outdoor Holdings, Inc., Class A (a)                     5,342              40,012
ComScore, Inc. (a)                                                    5,042              84,605
Constant Contact, Inc. (a)                                            4,444              57,683

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       14

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
Courier Corp.                                                         1,599        $     23,042
Crown Media Holdings, Inc., Class A (a)                               4,523               9,272
CSS Industries, Inc.                                                  1,288              33,449
CTN Media Group, Inc. (a)                                                50                  --
Cumulus Media, Inc., Class A (a)                                      9,483              31,958
Demand Media, Inc. (a)                                                5,886              50,796
Dex One Corp. (a)                                                     2,137               3,654
Digital Generation, Inc. (a)                                          3,694              23,752
DISH Network Corp., Class A                                          27,391           1,038,119
Dolby Laboratories, Inc., Class A                                     6,456             216,663
DreamWorks Animation SKG, Inc. (a)                                    9,541             180,897
Emmis Communications Corp., Class A (a)                               6,140              10,192
Entercom Communications Corp. (a)                                     2,909              21,643
Entravision Communications Corp., Class A                             9,776              31,185
EW Scripps Co. (a)                                                    3,871              46,568
FactSet Research Systems, Inc.                                        5,492             508,559
Fisher Communications, Inc.                                             944              37,043
Gray Television, Inc. (a)                                             7,124              33,412
Groupon, Inc. (a)                                                    37,686             230,638
Harte-Hanks, Inc.                                                     5,635              43,897
Hollywood Media Corp. (a)                                            10,217              12,771
IHS, Inc., Class A (a)                                                6,756             707,488
John Wiley & Sons, Inc., Class A                                      6,379             248,526
Journal Communications, Inc., Class A (a)                             5,439              36,550
Lamar Advertising Co., Class A (a)                                    7,491             364,138
Liberty Global, Inc., Class A (a)                                    32,597           2,392,620
Liberty Interactive Corp., Class A (a)                               69,968           1,495,916
Liberty Media Corp. (a)                                              15,024           1,677,129
Liberty Ventures (a)                                                  3,953             298,768
Lin TV Corp., Class A (a)                                             4,941              54,302
Live Nation Entertainment, Inc. (a)                                  19,148             236,861
Local Corp. (a)(b)                                                    6,769              11,507
Marchex, Inc., Class B                                                2,688              11,316
Martha Stewart Living Omnimedia, Inc., Class A (a)                    3,881              10,246
McClatchy Co., Class A (a)                                            8,667              25,134
Media General, Inc., Class A (a)(b)                                   3,103              18,432
Meredith Corp.                                                        4,728             180,893
Morningstar, Inc.                                                     3,164             221,227
National CineMedia, Inc.                                              7,967             125,719
The New York Times Co., Class A (a)                                  16,927             165,885
Nexstar Broadcasting Group, Inc., Class A                             3,161              56,898
Nielsen Holdings NV                                                  21,850             782,667
Outdoor Channel Holdings, Inc.                                        1,898              16,930
Pandora Media, Inc. (a)                                              13,174             186,544
PDI, Inc. (a)                                                         1,936              11,422
QuinStreet, Inc. (a)                                                  4,361              26,035
Radio One, Inc., Class D (a)                                          5,716               9,660
Saga Communications, Inc.                                               733              33,909
Salem Communications Corp., Class A                                   1,460              11,578
Schawk, Inc.                                                          1,635              17,969
Scholastic Corp.                                                      3,340              89,011
Sinclair Broadcast Group, Inc., Class A                               7,071             143,117
Sirius XM Radio, Inc.                                               433,627           1,335,571
Spanish Broadcasting System, Inc. (a)                                   654               1,681
SPAR Group, Inc. (a)                                                  3,165               6,045
Starz Liberty Capital (a)                                            14,784             327,466
TechTarget, Inc. (a)                                                  2,801              13,697
TheStreet.com, Inc.                                                   7,238              13,825
Valassis Communications, Inc.                                         5,358             160,043
Value Line, Inc.                                                        420               3,956
ValueClick, Inc. (a)                                                 10,057             297,184
WebMD Health Corp. (a)                                                7,065             171,821
WebMediaBrands, Inc. (a)                                              1,442               2,365
XO Group, Inc. (a)                                                    4,337              43,370
                                                                                   ------------
                                                                                     17,223,880
-----------------------------------------------------------------------------------------------
MINING -- 0.7%
Allied Nevada Gold Corp. (a)(b)                                      11,568             190,409
Alpha Natural Resources, Inc. (a)                                    30,101             247,129
AMCOL International Corp.                                             3,524             106,390
Arch Coal, Inc.                                                      29,026             157,611
Cloud Peak Energy, Inc. (a)                                           8,673             162,879
Coeur d'Alene Mines Corp. (a)(b)                                     12,430             234,430
Compass Minerals International, Inc.                                  4,542             358,364
General Moly, Inc. (a)                                                8,818              19,488
Golden Minerals Co. (a)                                               7,613              18,119
Hecla Mining Co.                                                     40,525             160,074
James River Coal Co. (a)(b)                                           5,927              10,372
Molycorp, Inc. (a)(b)                                                16,804              87,381
Royal Gold Inc.                                                       8,897             631,954
Solitario Exploration & Royalty Corp. (a)                             7,850              12,560
Stillwater Mining Co. (a)                                            16,229             209,841
SunCoke Energy, Inc. (a)                                              9,992             163,169
Timberline Resources Corp. (a)                                       15,011               2,567
Walter Industries, Inc.                                               8,576             244,416
Westmoreland Coal Co. (a)                                             2,654              30,149
                                                                                   ------------
                                                                                      3,047,302
-----------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS -- 0.4%
Atlantic Tele-Network, Inc.                                           1,327              64,373
Globalstar, Inc. (a)                                                 15,196               4,787
Iridium Communications, Inc. (a)                                      8,865              53,367
Leap Wireless International, Inc. (a)                                 7,397              43,568
NII Holdings, Inc. (a)                                               23,333             101,032
NTELOS Holdings Corp.                                                 1,992              25,518

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       15

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS (CONCLUDED)
ORBCOMM, Inc. (a)                                                     6,188        $     32,240
SBA Communications Corp., Class A (a)                                17,244           1,241,913
Shenandoah Telecom Co.                                                3,096              47,152
Telephone & Data Systems, Inc.                                       13,263             279,451
U.S. Cellular Corp. (a)                                               1,477              53,172
USA Mobility, Inc.                                                    3,008              39,916
                                                                                   ------------
                                                                                      1,986,489
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE -- 3.5%
Alleghany Corp. (a)                                                   2,291             907,053
Allied World Assurance Co. Holdings AG                                4,674             433,373
American Financial Group, Inc.                                        9,918             469,915
American National Insurance Co.                                         762              66,195
American Safety Insurance Holdings Ltd. (a)                           1,595              39,811
AmTrust Financial Services, Inc.                                      3,654             126,611
Arch Capital Group Ltd. (a)                                          17,899             940,950
Argo Group International Holdings Ltd.                                3,386             140,113
Arthur J Gallagher & Co.                                             16,892             697,809
Aspen Insurance Holdings Ltd.                                         9,319             359,527
Assured Guaranty Ltd.                                                26,099             537,900
Axis Capital Holdings Ltd.                                           15,095             628,254
Baldwin & Lyons, Inc., Class B                                        1,436              34,162
Brown & Brown, Inc.                                                  15,866             508,347
CNA Financial Corp.                                                   3,183             104,052
Donegal Group, Inc., Class A                                          1,498              22,875
Eastern Insurance Holdings, Inc.                                      1,380              25,889
EMC Insurance Group, Inc.                                               901              23,723
Endurance Specialty Holdings Ltd.                                     5,779             276,294
Enstar Group Ltd. (a)                                                 1,131             140,572
Erie Indemnity Co., Class A                                           3,422             258,464
Everest Re Group Ltd.                                                 6,770             879,152
Federated National Holding Co.                                        1,906              14,505
First Acceptance Corp. (a)                                            1,327               1,791
First American Financial Corp.                                       14,610             373,578
Global Indemnity Plc (a)                                              1,654              38,373
Greenlight Capital Re Ltd. (a)                                        4,332             105,917
The Hanover Insurance Group, Inc.                                     5,871             291,671
HCC Insurance Holdings, Inc.                                         13,546             569,338
Hilltop Holdings, Inc. (a)                                            5,908              79,699
Horace Mann Educators Corp.                                           5,415             112,903
Infinity Property & Casualty Corp.                                    1,661              93,348
Kemper Corp.                                                          7,224             235,575
Life Partners Holdings, Inc.                                          2,288               8,946
Maiden Holdings Ltd.                                                  7,487              79,287
Markel Corp. (a)                                                      1,231             619,809
MBIA, Inc. (a)                                                       19,439             199,639
Meadowbrook Insurance Group, Inc.                                     6,607              46,579
Mercury General Corp.                                                 3,553             134,765
Montpelier Re Holdings Ltd.                                           7,728             201,314
National Interstate Corp.                                             2,572              77,109
Navigators Group, Inc. (a)                                            1,553              91,239
Old Republic International Corp.                                     32,795             416,824
OneBeacon Insurance Group Ltd.                                        2,936              39,695
PartnerRe Ltd.                                                        8,132             757,171
Platinum Underwriters Holdings Ltd.                                   4,485             250,308
ProAssurance Corp.                                                    8,253             390,615
Reinsurance Group of America, Inc.                                    9,717             579,813
RenaissanceRe Holdings Ltd.                                           5,941             546,513
RLI Corp.                                                             2,385             171,362
Safety Insurance Group, Inc.                                          1,861              91,468
Selective Insurance Group, Inc.                                       7,487             179,763
State Auto Financial Corp.                                            2,051              35,728
Tower Group International, Ltd.                                       5,301              97,809
United Fire Group, Inc.                                               3,007              76,588
Universal Insurance Holdings, Inc.                                    5,358              25,986
Validus Holdings Ltd.                                                13,625             509,166
W.R. Berkley Corp.                                                   14,753             654,591
White Mountains Insurance Group, Inc. (b)                               734             416,266
                                                                                   ------------
                                                                                     16,236,092
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 3.8%
Abraxas Petroleum Corp. (a)                                          13,906              32,123
Adams Resources & Energy, Inc.                                          482              24,582
Alon USA Energy, Inc.                                                 2,116              40,310
Apco Oil and Gas International, Inc.                                  2,407              29,847
Approach Resources, Inc. (a)                                          4,664             114,781
Barnwell Industries, Inc. (a)                                         1,930               5,790
Berry Petroleum Co., Class A                                          6,165             285,378
Bill Barrett Corp. (a)                                                6,721             136,235
Bonanza Creek Energy, Inc. (a)                                        3,316             128,230
BPZ Resources, Inc. (a)                                              15,164              34,422
Brenham Oil+Gas Corp. (a)                                             5,673                 340
Callon Petroleum Co. (a)                                              6,229              23,047
Carrizo Oil & Gas, Inc. (a)                                           5,219             134,494
Cheniere Energy, Inc. (a)                                            30,420             851,760
Cimarex Energy Co.                                                   11,603             875,330
Clayton Williams Energy, Inc. (a)                                       851              37,214
Cobalt International Energy, Inc. (a)                                23,866             673,021
Comstock Resources, Inc. (a)                                          6,440             104,650
Concho Resources, Inc. (a)                                           14,119           1,375,614
Contango Oil & Gas Co.                                                1,778              71,280
Continental Resources, Inc. (a)                                       7,724             671,447
CVR Energy, Inc.                                                      2,141             110,518
Delek US Holdings, Inc.                                               4,702             185,541
Double Eagle Pete & Mining Co. (a)                                    2,652              14,215
Emerald Oil, Inc. (a)                                                 3,762              26,484
Endeavour International Corp. (a)                                     6,675              19,691
Energen Corp.                                                         9,645             501,636
EPL Oil & Gas, Inc. (a)                                               4,884             130,940

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       16

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
Era Group, Inc. (a)                                                   2,765        $     58,065
Evolution Petroleum Corp. (a)                                         3,828              38,854
EXCO Resources, Inc.                                                 19,905             141,923
Forest Oil Corp. (a)(b)                                              16,537              86,985
FX Energy, Inc. (a)                                                   8,102              27,223
Gasco Energy, Inc. (a)                                                5,700                 237
Gastar Exploration Ltd. (a)                                           8,271              14,557
GeoPetro Resources Co. (a)                                            9,626                 770
GMX Resources, Inc. (a)(b)                                            1,270               2,781
Goodrich Petroleum Corp. (a)                                          4,141              64,807
Gulfport Energy Corp. (a)                                             9,123             418,107
Halcon Resources Corp. (a)                                           14,115             109,956
Harvest Natural Resources, Inc. (a)                                   6,009              21,092
HollyFrontier Corp.                                                  27,708           1,425,577
Houston American Energy Corp. (a)                                     5,104               1,120
Hyperdynamics Corp. (a)(b)                                           19,302              11,751
Isramco, Inc. (a)                                                       212              21,018
Kodiak Oil & Gas Corp. (a)                                           36,638             333,039
Laredo Petroleum Holdings, Inc. (a)                                   3,686              67,417
Magellan Petroleum Corp. (a)                                          8,484               9,078
Magnum Hunter Resources Corp. (a)                                    22,848              91,621
McMoRan Exploration Co. (a)                                          13,837             226,235
Miller Energy Resources, Inc. (a)                                     5,310              19,700
Northern Oil and Gas, Inc. (a)                                        8,377             120,461
Oasis Petroleum, Inc. (a)                                             9,856             375,218
Panhandle Oil & Gas, Inc.                                             1,241              35,555
PDC Energy, Inc. (a)                                                  4,204             208,392
Penn Virginia Corp.                                                   7,967              32,187
Petroquest Energy, Inc. (a)                                           8,775              38,961
Pioneer Energy Services Corp. (a)                                     8,817              72,740
Plains Exploration & Production Co. (a)                              17,474             829,491
PostRock Energy Corp. (a)                                             1,910               3,381
Quicksilver Resources, Inc. (a)                                      16,252              36,567
Resolute Energy Corp. (a)                                             6,096              70,165
Rex Energy Corp. (a)                                                  6,077             100,149
Rosetta Resources, Inc. (a)                                           7,226             343,813
SandRidge Energy, Inc. (a)(b)                                        48,199             254,009
SM Energy Co.                                                         9,015             533,868
Stone Energy Corp. (a)                                                6,955             151,271
Swift Energy Co. (a)                                                  6,049              89,586
Syntroleum Corp. (a)                                                 11,960               4,724
Targa Resources, Inc.                                                 3,903             265,248
Transocean Ltd.                                                      48,227           2,505,875
Ultra Petroleum Corp. (a)                                            20,802             418,120
US Energy Corp. - Wyoming (a)                                         4,911               8,152
Vaalco Energy, Inc. (a)                                               8,520              64,667
W&T Offshore, Inc.                                                    4,881              69,310
Warren Resources, Inc. (a)                                           11,196              35,939
Western Refining, Inc.                                                8,082             286,184
Whiting Petroleum Corp. (a)                                          15,880             807,339
ZaZa Energy Corp. (a)                                                 7,132              12,909
Zion Oil & Gas, Inc. (a)(b)                                           6,336               7,793
                                                                                   ------------
                                                                                     17,612,907
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION -- 2.6%
Atwood Oceanics, Inc. (a)                                             7,752             407,290
Basic Energy Services, Inc. (a)                                       4,124              56,375
Bolt Technology Corp.                                                 1,620              28,285
Bristow Group, Inc.                                                   4,771             314,600
C&J Energy Services, Inc. (a)                                         6,273             143,652
Cal Dive International, Inc. (a)                                     14,342              25,816
CARBO Ceramics, Inc.                                                  2,683             244,341
Chart Industries, Inc. (a)                                            4,060             324,841
Crosstex Energy, Inc.                                                 6,152             118,487
Dawson Geophysical Co. (a)                                            1,228              36,840
DHT Holdings, Inc.                                                    1,787               8,542
Dresser-Rand Group, Inc. (a)(b)                                      10,267             633,063
Dril-Quip, Inc. (a)                                                   4,901             427,220
Exterran Holdings, Inc. (a)                                           8,840             238,680
Flotek Industries, Inc. (a)                                           6,449             105,441
Forbes Energy Services Ltd. (a)                                       2,153               7,923
Geospace Technologies Corp. (a)                                       1,779             191,990
Global Geophysical Services, Inc. (a)                                 3,029               7,421
Gulf Island Fabrication, Inc.                                         1,954              41,151
Gulfmark Offshore, Inc., Class A                                      3,373             131,412
Helix Energy Solutions Group, Inc. (a)                               13,398             306,546
Hercules Offshore, Inc. (a)                                          21,766             161,504
Hornbeck Offshore Services, Inc. (a)(b)                               4,409             204,842
ION Geophysical Corp. (a)                                            16,863             114,837
Key Energy Services, Inc. (a)                                        20,734             167,531
Lufkin Industries, Inc.                                               4,574             303,668
Matrix Service Co. (a)                                                3,702              55,160
McDermott International, Inc. (a)                                    31,511             346,306
Mitcham Industries, Inc. (a)                                          1,937              32,774
MRC Global, Inc. (a)                                                  8,978             295,646
Natural Gas Services Group, Inc. (a)                                  1,996              38,443
Newpark Resources, Inc. (a)                                          12,110             112,381
Oceaneering International, Inc.                                      14,498             962,812
OGE Energy Corp.                                                     13,341             933,603
Oil States International, Inc. (a)                                    7,411             604,515
Parker Drilling Co. (a)                                              16,260              69,593
Patterson-UTI Energy, Inc.                                           19,636             468,122
PHI, Inc. (a)                                                         1,794              61,373
RPC, Inc.                                                             9,034             137,046
SEACOR Holdings, Inc.                                                 2,475             182,358
SemGroup Corp. (a)                                                    6,120             316,526
Superior Energy Services, Inc. (a)                                   21,592             560,744
Tesco Corp. (a)                                                       4,332              58,005
Tetra Technologies, Inc. (a)                                         10,768             110,480
TGC Industries, Inc.                                                  2,499              24,740
Tidewater, Inc.                                                       6,603             333,451
Unit Corp. (a)                                                        5,845             266,240

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       17

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION (CONCLUDED)
Weatherford International Ltd. (a)                                  102,465        $  1,243,925
Willbros Group, Inc. (a)                                              6,936              68,111
                                                                                   ------------
                                                                                     12,034,652
-----------------------------------------------------------------------------------------------
PERSONAL GOODS -- 1.4%
American Apparel, Inc. (a)                                            8,268              17,942
Carter's, Inc. (a)                                                    6,984             399,974
Charles & Colvard Ltd. (a)                                            3,457              13,448
Cherokee, Inc.                                                        1,682              23,043
Columbia Sportswear Co. (b)                                           1,574              91,103
Crocs, Inc. (a)                                                      12,036             178,374
Culp, Inc.                                                            1,368              21,765
Deckers Outdoor Corp. (a)                                             4,747             264,360
Delta Apparel, Inc. (a)                                               1,207              19,879
Elizabeth Arden, Inc. (a)                                             3,490             140,472
Female Health Co.                                                     3,770              27,295
Fifth & Pacific Cos., Inc. (a)                                       16,184             305,554
G-III Apparel Group Ltd. (a)                                          2,201              88,282
Hanesbrands, Inc. (a)                                                13,335             607,543
Helen of Troy Ltd. (a)                                                4,343             166,597
Iconix Brand Group, Inc. (a)                                          8,808             227,863
Inter Parfums, Inc.                                                   2,065              50,448
Joe's Jeans, Inc. (a)                                                 9,399              15,978
The Jones Group, Inc.                                                10,162             129,261
K-Swiss, Inc., Class A (a)                                            3,783              17,931
Lakeland Industries, Inc. (a)                                           913               3,259
Maidenform Brands, Inc. (a)                                           3,323              58,252
Michael Kors Holdings Ltd. (a)                                       23,835           1,353,590
Movado Group, Inc.                                                    2,424              81,252
Nu Skin Enterprises, Inc., Class A                                    7,146             315,853
Orchids Paper Products Co.                                            1,117              26,060
Oxford Industries, Inc.                                               1,940             103,014
Perry Ellis International, Inc.                                       1,659              30,177
Quiksilver, Inc. (a)(b)                                              17,359             105,369
R.G. Barry Corp.                                                      1,521              20,366
Revlon, Inc., Class A (a)                                             1,680              37,565
Rocky Brands, Inc. (a)                                                1,306              17,775
Skechers U.S.A., Inc., Class A (a)                                    5,331             112,751
Steven Madden Ltd. (a)                                                5,610             242,015
Superior Uniform Group, Inc.                                            938              11,209
Tandy Brands Accessories, Inc. (a)                                    1,401                 701
True Religion Apparel, Inc.                                           3,479              90,837
Under Armour, Inc., Class A (a)                                      10,587             542,054
Unifi, Inc. (a)                                                       2,216              42,326
Vera Bradley, Inc. (a)(b)                                             3,061              72,331
Weyco Group, Inc.                                                     1,172              28,726
Wolverine World Wide, Inc.                                            6,664             295,682
                                                                                   ------------
                                                                                      6,398,276
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 4.6%
Aastrom Biosciences, Inc. (a)                                        10,040               7,029
Acadia Pharmaceuticals, Inc. (a)                                      7,353              58,383
Achillion Pharmaceuticals, Inc. (a)                                  10,002              87,417
Acorda Therapeutics, Inc. (a)                                         5,681             181,962
Acura Pharmaceuticals, Inc. (a)                                       3,065               6,528
Aegerion Pharmaceuticals, Inc. (a)(b)                                 2,321              93,629
Affymax, Inc. (a)                                                     6,275               8,722
Affymetrix, Inc. (a)                                                 10,491              49,518
Agenus, Inc. (a)                                                      4,657              18,116
Akorn, Inc. (a)                                                       9,544             131,994
Albany Molecular Research, Inc. (a)                                   3,615              37,994
Alexza Pharmaceuticals, Inc. (a)                                      3,044              13,454
Alkermes Plc (a)                                                     17,701             419,691
Allos Therapeutcs, Inc.                                               9,140                  --
Alnylam Pharmaceuticals, Inc. (a)                                     6,725             163,888
AMAG Pharmaceuticals, Inc. (a)                                        3,154              75,223
Amicus Therapeutics, Inc. (a)                                         4,875              15,454
Ampio Pharmaceuticals, Inc. (a)                                       4,379              20,012
Anacor Pharmaceuticals, Inc. (a)                                      3,784              24,445
Anthera Pharmaceuticals, Inc. (a)                                     9,930               6,454
Apricus Biosciences, Inc. (a)(b)                                      5,670              15,196
ARCA Biopharma, Inc. (a)                                                736               1,737
Arena Pharmaceuticals, Inc. (a)(b)                                   30,486             250,290
ARIAD Pharmaceuticals, Inc. (a)                                      24,832             449,211
ArQule, Inc. (a)                                                      9,660              25,019
Array Biopharma, Inc. (a)                                            16,777              82,543
Astex Pharmaceuticals (a)                                            13,557              60,464
Auxilium Pharmaceuticals, Inc. (a)                                    6,920             119,578
Avanir Pharmaceuticals, Inc. (a)                                     20,136              55,173
AVEO Pharmaceuticals, Inc. (a)                                        6,731              49,473
BioCryst Pharmaceuticals, Inc. (a)                                    8,239               9,804
Biodel, Inc. (a)                                                      3,001               8,463
BioDelivery Sciences International, Inc. (a)                          5,136              21,623
BioMarin Pharmaceutical, Inc. (a)                                    16,991           1,057,860
Biosante Pharmaceuticals, Inc. (a)(b)                                 6,602               7,724
Biota Pharmaceuticals, Inc.                                           4,301              17,462
BioTime, Inc. (a)(b)                                                  5,628              21,499
Cadence Pharmaceuticals, Inc. (a)                                     8,454              56,557
CEL-SCI Corp. (a)                                                    23,000               5,302
Cell Therapeutics, Inc. (a)                                          11,469              13,189
Celldex Therapeutics, Inc. (a)                                       11,109             128,642
Cerus Corp. (a)                                                       9,421              41,641
Charles River Laboratories International, Inc. (a)                    6,712             297,140
Chelsea Therapeutics International, Inc. (a)                          9,668              19,723
Cleveland BioLabs, Inc. (a)                                           7,350              14,406
Columbia Laboratories, Inc. (a)                                      12,022               7,117
Corcept Therapeutics, Inc. (a)                                        9,465              18,930
Coronado Biosciences, Inc. (a)                                        3,077              29,908
Cubist Pharmaceuticals, Inc. (a)                                      8,839             413,842
Cumberland Pharmaceuticals, Inc. (a)                                  2,790              13,894
Curis, Inc. (a)                                                      12,496              40,987
Cytokinetics, Inc. (a)                                               20,098              22,912
Cytori Therapeutics, Inc. (a)                                         9,139              22,939

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       18

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
CytRx Corp. (a)                                                       5,159        $     14,032
Dendreon Corp. (a)(b)                                                21,673             102,513
Depomed, Inc. (a)                                                     8,144              47,805
Discovery Laboratories, Inc. (a)                                      8,087              18,519
Durect Corp. (a)                                                     15,409              20,494
Dyax Corp. (a)                                                       15,286              66,647
Dynavax Technologies Corp. (a)                                       25,302              56,170
Emergent Biosolutions, Inc. (a)                                       3,771              52,719
Endo Health Solutions, Inc. (a)                                      15,514             477,211
Endocyte, Inc. (a)                                                    4,717              58,727
Entremed, Inc. (a)                                                    4,054               8,230
Enzo Biochem, Inc. (a)                                                5,665              14,276
Enzon Pharmaceuticals, Inc.                                           7,087              26,931
Exact Sciences Corp. (a)                                              9,215              90,307
Exelixis, Inc. (a)(b)                                                25,768             119,048
Furiex Pharmaceuticals, Inc. (a)                                      1,224              45,876
Galena Biopharma, Inc. (a)(b)                                        14,282              29,849
Genomic Health, Inc. (a)                                              2,799              79,156
GenVec, Inc. (a)                                                      3,691               5,573
Geron Corp. (a)                                                      19,927              21,322
GTx, Inc. (a)                                                         4,299              17,841
Halozyme Therapeutics, Inc. (a)                                      11,876              68,525
Harvard Bioscience, Inc. (a)                                          4,267              24,109
Hemispherx Biopharma, Inc. (a)                                        9,683               1,840
Hi-Tech Pharmacal Co., Inc.                                           1,610              53,307
Idenix Pharmaceuticals, Inc. (a)                                     14,094              50,175
Idera Pharmaceuticals, Inc. (a)                                       6,210               3,105
Illumina, Inc. (a)                                                   16,782             906,228
ImmunoGen, Inc. (a)                                                  11,778             189,155
Immunomedics, Inc. (a)                                               11,475              27,655
Impax Laboratories, Inc. (a)                                          8,940             138,034
Incyte Corp. (a)                                                     18,267             427,630
Infinity Pharmaceuticals, Inc. (a)                                    5,284             256,115
Inovio Pharmaceuticals, Inc. (a)                                     16,169               9,621
Insmed, Inc. (a)                                                      4,928              36,911
InterMune, Inc. (a)                                                  11,091             100,374
Ironwood Pharmaceuticals, Inc. (a)(b)                                11,642             212,932
Isis Pharmaceuticals, Inc. (a)                                       14,036             237,770
Jazz Pharmaceuticals Plc (a)                                          6,742             376,945
Keryx Biopharmaceuticals, Inc. (a)                                   11,421              80,404
Lexicon Genetics, Inc. (a)(b)                                        70,748             154,231
Ligand Pharmaceuticals, Inc. (a)                                      2,938              78,298
Luminex Corp. (a)                                                     5,419              89,522
MannKind Corp. (a)(b)                                                23,498              79,658
Maxygen, Inc.                                                         5,582              13,453
The Medicines Co. (a)                                                 7,403             247,408
Medivation, Inc. (a)                                                 10,233             478,597
Momenta Pharmaceuticals, Inc. (a)                                     6,564              87,564
Myriad Genetics, Inc. (a)                                            11,120             282,448
Nektar Therapeutics (a)                                              15,943             175,373
Neuralstem, Inc. (a)(b)                                              11,223              12,570
Neurocrine Biosciences, Inc. (a)                                      8,623             104,683
Novavax, Inc. (a)                                                    19,921              45,420
NPS Pharmaceuticals, Inc. (a)(b)                                     12,474             127,110
Obagi Medical Products, Inc. (a)                                      2,731              53,937
OncoGenex Pharmaceutical, Inc. (a)                                    2,495              28,268
Oncothyreon, Inc. (a)                                                 9,102              18,932
Onyx Pharmaceuticals, Inc. (a)                                        9,787             869,673
Opko Health, Inc. (a)(b)                                             19,545             149,128
Optimer Pharmaceuticals, Inc. (a)                                     7,005              83,359
Orexigen Therapeutics, Inc. (a)                                      10,486              65,537
Osiris Therapeutics, Inc. (a)                                         2,486              25,854
OXiGENE, Inc. (a)                                                       932               3,653
Pacific Biosciences of California, Inc. (a)                           6,221              15,490
Pain Therapeutics, Inc. (a)                                           6,775              23,238
Palatin Technologies, Inc. (a)                                        9,887               5,932
PDL BioPharma, Inc.                                                  19,964             145,937
Peregrine Pharmaceuticals, Inc. (a)(b)                               18,265              24,475
Pernix Therapeutics Holdings, Inc. (a)                                2,820              13,987
Pharmacyclics, Inc. (a)                                               6,825             548,798
Pozen, Inc. (a)                                                       4,779              25,185
Prestige Brands Holdings, Inc. (a)                                    7,147             183,606
Progenics Pharmaceuticals, Inc. (a)                                   6,538              35,240
Questcor Pharmaceuticals, Inc. (b)                                    8,090             263,249
Raptor Pharmaceutical Corp. (a)(b)                                    7,845              45,893
Regeneron Pharmaceuticals, Inc. (a)                                  10,328           1,821,859
Repligen Corp. (a)                                                    4,693              32,429
Repros Therapeutics, Inc. (a)                                         2,855              45,965
Rexahn Pharmaceuticals, Inc. (a)                                     17,083               5,210
Rigel Pharmaceuticals, Inc. (a)                                      12,235              83,076
Sagent Pharmaceuticals, Inc. (a)                                      2,057              36,100
Salix Pharmaceuticals Ltd. (a)                                        7,025             359,539
Sangamo Biosciences, Inc. (a)                                         7,702              73,631
Santarus, Inc. (a)                                                    7,137             123,684
Sarepta Therapeutics, Inc. (a)                                        3,896             143,957
Savient Pharmaceuticals, Inc. (a)(b)                                 12,887              10,310
Sciclone Pharmaceuticals, Inc. (a)                                    7,704              35,438
Seattle Genetics, Inc. (a)                                           14,235             505,485
Sequenom, Inc. (a)(b)                                                16,337              67,799
SIGA Technologies, Inc. (a)                                           7,535              26,975
Spectrum Pharmaceuticals, Inc.                                        7,560              56,398
StemCells, Inc. (a)(b)                                                7,473              12,928
Strategic Diagnostics, Inc. (a)                                       4,728               4,633
Sucampo Pharmaceuticals, Inc., Class A (a)                            6,767              44,256
Synageva BioPharma Corp. (a)                                          1,392              76,449
Synta Pharmaceuticals Corp. (a)                                       6,148              52,873
Targacept, Inc. (a)                                                   4,538              19,423
Techne Corp.                                                          4,754             322,559
Telik, Inc. (a)                                                         402                 547

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       19

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
Theravance, Inc. (a)                                                  9,530        $    225,099
Threshold Pharmaceuticals, Inc. (a)                                   6,311              29,094
Transcept Pharmaceuticals, Inc. (a)                                   2,289              10,964
Trubion Pharmaceuticals, Inc. (a)                                     3,113                  --
United Therapeutics Corp. (a)                                         6,413             390,359
Vanda Pharmaceuticals, Inc. (a)                                       5,527              21,666
Venaxis, Inc. (a)                                                     2,800               6,104
Ventrus Biosciences, Inc. (a)                                         3,596              10,752
Vertex Pharmaceuticals, Inc. (a)                                     29,540           1,624,109
Vical, Inc. (a)                                                       9,763              38,857
ViroPharma, Inc. (a)                                                  8,907             224,100
Vivus, Inc. (a)                                                      13,959             153,549
Warner Chilcott Plc, Class A                                         23,984             324,983
Xenoport, Inc. (a)                                                    6,304              45,074
XOMA Corp. (a)                                                       12,475              43,538
Zalicus, Inc. (a)                                                    11,758               7,843
ZIOPHARM Oncology, Inc. (a)                                          11,981              21,925
Zoetis, Inc.                                                         11,611             387,807
                                                                                   ------------
                                                                                     21,527,294
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES -- 0.6%
Alexander & Baldwin, Inc. (a)                                         6,076             217,217
American Realty Investors, Inc. (a)                                     900               3,699
AV Homes, Inc. (a)                                                    1,576              21,008
BBX Capital Corp. (a)                                                 1,474              12,161
Consolidated-Tomoka Land Co.                                            927              36,385
Forest City Enterprises, Inc., Class A (a)                           18,659             331,570
Forestar Group, Inc. (a)                                              4,822             105,409
HFF, Inc., Class A                                                    4,735              94,369
The Howard Hughes Corp. (a)                                           3,786             317,305
Jones Lang LaSalle, Inc.                                              6,028             599,243
Kennedy-Wilson Holdings, Inc.                                         5,881              91,214
Market Leader, Inc. (a)                                               4,115              36,870
Maui Land & Pineapple Co., Inc. (a)                                   3,389              13,624
Move, Inc. (a)                                                        6,164              73,660
Nationstar Mortgage Holdings, Inc. (a)                                2,447              90,294
Realogy Holdings Corp. (a)                                            6,324             308,864
Reis, Inc. (a)                                                        1,655              25,719
The St. Joe Co. (a)(b)                                               12,521             266,071
Tejon Ranch Co. (a)                                                   2,170              64,623
Thomas Properties Group, Inc.                                         4,684              24,029
Transcontinental Realty Investors, Inc. (a)                             393               2,110
Zillow, Inc. (a)(b)                                                   2,098             114,698
ZipRealty, Inc. (a)                                                   3,206              11,702
                                                                                   ------------
                                                                                      2,861,844
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 9.8%
Acadia Realty Trust                                                   7,165             198,972
Agree Realty Corp.                                                    2,109              63,481
Alexander's, Inc.                                                       293              96,599
Alexandria Real Estate Equities, Inc. (b)                             8,643             613,480
American Assets Trust, Inc.                                           4,949             158,418
American Campus Communities, Inc.                                    14,322             649,360
American Capital Agency Corp.                                        52,513           1,721,376
American Capital Mortgage Investment Corp.                            7,963             205,844
Annaly Capital Management, Inc. (b)                                 130,940           2,080,637
Anworth Mortgage Asset Corp.                                         19,055             120,618
Apollo Commercial Real Estate Finance, Inc.                           5,976             105,118
Apollo Residential Mortgage, Inc.                                     4,087              91,099
Arbor Realty Trust, Inc.                                              3,647              28,593
Arlington Asset Investment Corp.                                      1,883              48,600
ARMOUR Residential REIT, Inc.                                        51,957             339,279
Ashford Hospitality Trust, Inc. (b)                                   8,590             106,172
Associated Estates Realty Corp.                                       7,353             137,060
BioMed Realty Trust, Inc.                                            22,379             483,386
Brandywine Realty Trust (b)                                          19,432             288,565
BRE Properties                                                       10,538             512,990
BRT Realty Trust (a)                                                  2,288              16,062
Camden Property Trust (b)                                            11,451             786,455
Campus Crest Communities, Inc.                                        8,068             112,145
Capital Trust, Inc.                                                   5,132              14,010
CapLease, Inc.                                                       10,846              69,089
Capstead Mortgage Corp.                                              13,493             172,980
CBL & Associates Properties, Inc. (b)                                22,058             520,569
Cedar Realty Trust, Inc.                                              8,184              50,004
Chatham Lodging Trust                                                 3,084              54,309
Chesapeake Lodging Trust                                              6,718             154,111
Chimera Investment Corp.                                            142,705             455,229
Colonial Properties Trust                                            11,148             252,056
Colony Financial, Inc.                                                9,309             206,660
CommonWealth REIT                                                    15,938             357,649
Coresite Realty Corp.                                                 2,930             102,491
Corporate Office Properties Trust                                    10,935             291,746
Cousins Properties, Inc.                                             12,618             134,886
CreXus Investment Corp.                                              11,223             146,123
CubeSmart                                                            16,286             257,319
CyrusOne, Inc.                                                        2,522              57,603
CYS Investments, Inc.                                                25,044             294,017
DCT Industrial Trust, Inc.                                           37,621             278,395
DDR Corp. (b)                                                        32,938             573,780
DiamondRock Hospitality Co.                                          26,374             245,542
Digital Realty Trust, Inc.                                           16,828           1,125,962
Douglas Emmett, Inc. (b)                                             18,012             449,039
Duke Realty Corp. (b)                                                43,387             736,711
DuPont Fabros Technology, Inc.                                        8,965             217,581
Eastgroup Properties, Inc.                                            4,151             241,588
Education Realty Trust, Inc.                                         15,758             165,932
EPR Properties (b)                                                    6,450             335,723
Equity Lifestyle Properties, Inc. (b)                                 5,344             410,419

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       20

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Equity One, Inc.                                                      8,024        $    192,335
Essex Property Trust, Inc.                                            5,024             756,514
Excel Trust, Inc.                                                     7,339             100,177
Extra Space Storage, Inc.                                            14,091             553,354
Federal Realty Investment Trust                                       8,788             949,456
FelCor Lodging Trust, Inc. (a)                                       16,048              95,486
First Industrial Realty Trust, Inc.                                  13,121             224,763
First Potomac Realty Trust                                            7,414             109,950
Franklin Street Properties Corp.                                      9,615             140,571
General Growth Properties, Inc.                                      60,524           1,203,217
Getty Realty Corp.                                                    3,935              79,526
Gladstone Commercial Corp.                                            2,624              51,089
Glimcher Realty Trust                                                19,938             231,281
Government Properties Income Trust                                    6,720             172,906
Gramercy Capital Corp. (a)                                            7,168              37,345
Hatteras Financial Corp.                                             13,500             370,305
Healthcare Realty Trust, Inc. (b)                                    11,784             334,548
Healthcare Trust of America, Inc.                                     7,835              92,061
Hersha Hospitality Trust                                             24,095             140,715
Highwoods Properties, Inc. (b)                                       10,560             417,859
Home Properties, Inc. (b)                                             7,127             451,994
Hospitality Properties Trust                                         16,834             461,925
Hudson Pacific Properties, Inc.                                       6,272             136,416
Inland Real Estate Corp.                                             10,594             106,893
InvesCo. Mortgage Capital, Inc.                                      17,793             380,592
Investors Real Estate Trust                                          12,824             126,573
iStar Financial, Inc. (a)                                            10,310             112,276
Kilroy Realty Corp. (b)                                              10,312             540,349
Kite Realty Group Trust                                              10,501              70,777
LaSalle Hotel Properties                                             12,756             323,747
Lexington Realty Trust                                               22,391             264,214
Liberty Property Trust (b)                                           16,056             638,226
LTC Properties, Inc.                                                  4,336             176,605
The Macerich Co. (b)                                                 18,474           1,189,356
Mack-Cali Realty Corp. (b)                                           11,408             326,383
Medical Properties Trust, Inc. (b)                                   19,825             317,993
MFA Financial, Inc.                                                  48,865             455,422
Mid-America Apartment Communities, Inc.                               5,742             396,543
Mission West Properties, Inc.                                           456                  --
Monmouth Real Estate Investment Corp., Class A                        6,656              74,214
MPG Office Trust, Inc. (a)(b)                                         8,908              24,497
National Health Investors, Inc.                                       3,341             218,668
National Retail Properties, Inc.                                     15,393             556,765
New York Mortgage Trust, Inc. (b)                                     9,115              68,727
NorthStar Realty Finance Corp.                                       26,605             252,215
Omega Healthcare Investors, Inc.                                     15,423             468,242
One Liberty Properties, Inc.                                          1,966              42,702
Parkway Properties, Inc.                                              4,820              89,411
Pebblebrook Hotel Trust                                               8,422             217,203
Pennsylvania Real Estate Investment Trust                             7,393             143,350
PennyMac Mortgage Investment Trust (d)                                5,478             141,825
Piedmont Office Realty Trust, Inc.                                   22,814             446,926
PMC Commercial Trust                                                  2,432              18,410
Post Properties, Inc.                                                 7,390             348,069
Potlatch Corp.                                                        5,525             253,377
PS Business Parks, Inc.                                               2,476             195,406
RAIT Financial Trust                                                  8,049              64,151
Ramco-Gershenson Properties Trust                                     6,845             114,996
Rayonier, Inc.                                                       16,742             998,995
Realty Income Corp.                                                  25,844           1,172,025
Redwood Trust, Inc. (b)                                              11,298             261,888
Regency Centers Corp.                                                12,345             653,174
Resource Capital Corp.                                               15,059              99,540
Retail Opportunity Investments Corp.                                  6,493              90,967
RLJ Lodging Trust                                                    14,272             324,831
Rouse Properties, Inc.                                                3,792              68,635
Sabra Healthcare REIT, Inc.                                           5,373             155,871
Saul Centers, Inc.                                                    2,037              89,098
Senior Housing Properties Trust (b)                                  25,592             686,633
Silver Bay Realty Trust Corp.                                         2,045              42,341
SL Green Realty Corp. (b)                                            11,938           1,027,981
Sovran Self Storage, Inc.                                             4,154             267,891
STAG Industrial, Inc.                                                 6,438             136,936
Starwood Property Trust, Inc.                                        18,461             512,477
Strategic Hotel Capital, Inc. (a)                                    24,674             206,028
Sun Communities, Inc.                                                 4,237             209,011
Sunstone Hotel Investors, Inc. (a)(b)                                21,620             266,142
Supertel Hospitality, Inc. (a)                                        7,885               8,752
Tanger Factory Outlet Centers, Inc. (b)                              13,215             478,119
Taubman Centers, Inc.                                                 8,368             649,859
Terreno Realty Corp.                                                  3,519              63,272
Two Harbors Investment Corp.                                         41,744             526,392
UDR, Inc. (b)                                                        34,053             823,742
UMH Properties, Inc.                                                  3,823              39,262
Universal Health Realty Income Trust                                  1,725              99,550
Urstadt Biddle Properties, Inc., Class A                              3,383              73,614
Walter Investment Management Corp. (a)                                4,803             178,912
Washington Real Estate Investment Trust                               8,947             249,085
Weingarten Realty Investors (b)                                      15,257             481,358
Winthrop Realty Trust                                                 4,541              57,126
WP Carey, Inc.                                                        7,872             530,573
                                                                                   ------------
                                                                                     45,334,808
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES -- 6.0%
Accelrys, Inc. (a)                                                    8,212              80,149

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       21

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
ACI Worldwide, Inc. (a)                                               5,420        $    264,821
Acorn Energy, Inc.                                                    2,740              20,139
The Active Network, Inc. (a)                                          5,680              23,799
Actuate Corp. (a)                                                     7,378              44,268
Advent Software, Inc. (a)                                             4,449             124,439
Alliance Data Systems Corp. (a)                                       6,774           1,096,643
Allscripts Healthcare Solutions, Inc. (a)                            23,449             318,672
American Software, Inc., Class A                                      3,879              32,273
Analysts International Corp. (a)                                        952               3,656
Ansys, Inc. (a)                                                      12,538           1,020,844
AOL, Inc. (a)                                                        10,930             420,696
Aspen Technology, Inc. (a)                                           12,784             412,795
athenahealth, Inc. (a)                                                4,930             478,407
Authentidate Holding Corp. (a)                                        6,322               6,322
Blackbaud, Inc.                                                       6,235             184,743
Blucora, Inc. (a)                                                     6,072              93,995
Bottomline Technologies, Inc. (a)                                     5,202             148,309
BroadSoft, Inc. (a)                                                   3,883             102,783
BSQUARE Corp. (a)                                                     2,162               6,616
CACI International, Inc., Class A (a)                                 3,107             179,802
Cadence Design Systems, Inc. (a)(b)                                  38,333             533,979
Calix, Inc. (a)                                                       4,955              40,383
Callidus Software, Inc. (a)                                           6,124              27,987
Ciber, Inc. (a)                                                       9,585              45,050
Clearwire Corp., Class A (a)                                         60,928             197,407
Cogent Communications Group, Inc.                                     6,347             167,561
CommVault Systems, Inc. (a)                                           5,788             474,500
Computer Programs & Systems, Inc.                                     1,539              83,275
Computer Task Group, Inc.                                             2,123              45,411
Compuware Corp. (a)                                                  28,611             357,637
Comverse, Inc. (a)                                                    3,118              87,429
Concur Technologies, Inc. (a)                                         6,216             426,791
Cornerstone OnDemand, Inc. (a)                                        4,641             158,258
Crexendo, Inc.                                                        2,713               6,864
CSG Systems International, Inc. (a)                                   4,787             101,437
Datalink Corp. (a)                                                    2,530              30,562
DealerTrack Holdings, Inc. (a)                                        5,901             173,371
DeVry, Inc.                                                           7,690             244,157
Digimarc Corp.                                                        1,309              28,759
Digital River, Inc. (a)                                               5,327              75,324
DST Systems, Inc.                                                     4,037             287,717
Dynamics Research Corp. (a)                                           1,533               9,137
EarthLink, Inc.                                                      15,328              83,078
Ebix, Inc. (b)                                                        4,598              74,580
Envestnet, Inc. (a)                                                   3,805              66,626
EPIQ Systems, Inc.                                                    4,426              62,097
Equinix, Inc. (a)                                                     6,595           1,426,564
Evolving Systems, Inc.                                                1,901              12,052
ExactTarget, Inc. (a)                                                 3,757              87,425
Facebook, Inc. (a)                                                   74,244           1,899,162
Fair Isaac Corp.                                                      4,783             218,535
FalconStor Software, Inc. (a)                                         6,457              17,305
Forrester Research, Inc.                                              2,073              65,610
Fortinet, Inc. (a)                                                   18,113             428,916
Gartner, Inc. (a)                                                    12,638             687,634
GSE Systems, Inc. (a)                                                 4,471               8,942
Guidance Software, Inc. (a)                                           2,107              22,861
Guidewire Software, Inc. (a)                                          4,117             158,257
The Hackett Group, Inc.                                               4,068              18,591
IAC/InterActiveCorp.                                                 10,913             487,593
ICG Group, Inc. (a)                                                   5,703              71,173
iGate Corp. (a)                                                       4,441              83,535
Immersion Corp. (a)                                                   4,213              49,461
Infoblox, Inc. (a)                                                    5,454             118,352
Informatica Corp. (a)                                                14,584             502,710
Innodata Corp. (a)                                                    3,774              13,020
Interactive Intelligence Group, Inc. (a)                              2,097              93,002
Internap Network Services Corp. (a)                                   7,670              71,715
Internet Patents Corp. (a)                                            1,714               6,342
IntraLinks Holdings, Inc. (a)                                         5,953              37,861
Inuvo, Inc. (a)                                                       5,901               3,954
Ipass, Inc. (a)                                                       8,351              16,535
j2 Global, Inc.                                                       6,263             245,572
Keynote Systems, Inc.                                                 2,182              30,461
The KEYW Holding Corp. (a)                                            4,075              65,730
Limelight Networks, Inc. (a)                                         10,747              22,139
LivePerson, Inc. (a)                                                  7,501             101,864
LogMeIn, Inc. (a)                                                     3,167              60,870
LookSmart Ltd. (a)                                                    9,057               7,698
Manhattan Associates, Inc. (a)                                        2,726             202,515
Mastech Holdings, Inc.                                                  688               5,937
MedAssets, Inc. (a)                                                   7,184             138,292
Medidata Solutions, Inc. (a)                                          3,163             183,391
Mentor Graphics Corp.                                                12,929             233,368
Merge Healthcare, Inc. (a)                                            9,617              27,793
Meru Networks, Inc. (a)                                               2,586              17,456
MicroStrategy, Inc., Class A (a)                                      1,242             125,541
Mitek Systems, Inc. (a)                                               3,425              16,029
Monotype Imaging Holdings, Inc.                                       5,161             122,574
Motricity, Inc. (a)                                                   6,006               2,192
Multiband Corp. (a)                                                   3,161               7,744
NCI, Inc., Class A (a)                                                1,117               5,406
NetScout Systems, Inc. (a)                                            5,017             123,268
NetSuite, Inc. (a)(b)                                                 3,873             310,072
NIC, Inc.                                                             8,641             165,562
Nuance Communications, Inc. (a)                                      34,060             687,331
Palo Alto Networks, Inc. (a)                                          4,598             260,247
PC-Tel, Inc.                                                          3,124              22,180
PDF Solutions, Inc. (a)                                               3,655              58,553
Pegasystems, Inc.                                                     2,534              71,155
Perficient, Inc. (a)                                                  5,138              59,909
Premiere Global Services, Inc. (a)                                    6,468              71,083
Progress Software Corp. (a)                                           7,994             182,103
PROS Holdings, Inc. (a)                                               2,938              79,825

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       22

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONCLUDED)
PTC, Inc. (a)                                                        16,142        $    411,460
QAD, Inc., Class A                                                      153               1,965
QAD, Inc., Class B                                                    1,021              11,823
QLIK Technologies, Inc. (a)                                          10,127             261,580
Quality Systems, Inc.                                                 5,495             100,449
Rackspace Hosting, Inc. (a)(b)                                       15,030             758,714
RealPage, Inc. (a)                                                    5,103             105,683
RigNet, Inc. (a)                                                      1,771              44,169
Rosetta Stone, Inc. (a)                                               2,013              30,960
Rovi Corp. (a)                                                       14,104             301,967
Saba Software, Inc. (a)                                               4,836              38,446
Sapient Corp. (a)                                                    14,917             181,838
SciQuest, Inc. (a)                                                    2,655              63,826
Selectica, Inc. (a)                                                     938               8,489
ServiceNow, Inc. (a)                                                  1,896              68,635
Smith Micro Software, Inc. (a)                                        4,441               5,862
SoftBrands, Inc. (a)                                                    114                  --
SolarWinds, Inc. (a)                                                  8,444             499,040
Solera Holdings, Inc.                                                 9,339             544,744
Sourcefire, Inc. (a)(b)                                               4,192             248,292
Splunk, Inc. (a)                                                      3,763             150,633
SS&C Technologies Holdings, Inc. (a)(b)                               6,546             196,249
Support.com, Inc. (a)                                                 7,841              32,775
Synchronoss Technologies, Inc. (a)                                    3,738             115,990
Synopsys, Inc. (a)                                                   20,302             728,436
Syntel, Inc.                                                          2,285             154,283
Tangoe, Inc. (a)                                                      4,749              58,840
TeleCommunication Systems, Inc., Class A (a)                          7,111              15,858
TeleNav, Inc. (a)                                                     3,039              19,602
TIBCO Software, Inc. (a)                                             21,081             426,258
Tyler Technologies, Inc. (a)                                          3,668             224,702
Ultimate Software Group, Inc. (a)                                     3,755             391,121
Unisys Corp. (a)(b)                                                   6,134             139,548
United Online, Inc.                                                  13,600              82,008
Unwired Planet, Inc. (a)                                             10,970              24,353
Vantiv, Inc. Class A (a)                                              6,049             143,603
VASCO Data Security International, Inc. (a)                           4,449              37,550
Verint Systems, Inc. (a)                                              7,226             264,110
VirnetX Holding Corp. (a)(b)                                          5,832             111,799
Virtusa Corp. (a)                                                     2,832              67,288
VMware, Inc., Class A (a)                                            11,564             912,168
Vocus, Inc. (a)                                                       2,833              40,087
Wave Systems Corp., Class A (a)(b)                                   15,303              10,450
Web.com Group, Inc. (a)                                               4,727              80,737
Websense, Inc. (a)                                                    5,201              78,015
Workday, Inc., Class A (a)                                            3,376             208,063
Zix Corp. (a)                                                         9,594              34,347
Zynga, Inc. Class A (a)(b)                                           66,026             221,847
                                                                                   ------------
                                                                                     27,933,177
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES -- 4.6%
A.M. Castle & Co. (a)                                                 2,490              43,575
ABM Industries, Inc.                                                  6,610             147,006
Acacia Research Corp. (a)                                             6,947             209,591
ADA-ES, Inc. (a)                                                      1,470              39,058
The Advisory Board Co. (a)                                            4,779             250,993
AMN Healthcare Services, Inc. (a)                                     6,306              99,824
AMREP Corp. (a)                                                         500               5,925
Applied Industrial Technologies, Inc.                                 5,544             249,480
ARC Document Solutions, Inc. (a)                                      5,284              15,746
Barnes Group, Inc.                                                    6,337             183,329
Barrett Business Services, Inc.                                       1,011              53,239
Black Box Corp.                                                       2,301              50,185
Booz Allen Hamilton Holding Corp.                                     5,054              67,926
The Brink's Co.                                                       6,383             180,384
Broadridge Financial Solutions LLC                                   16,441             408,394
Cardtronics, Inc. (a)                                                 6,196             170,142
Casella Waste Systems, Inc. (a)                                       5,598              24,463
Cass Information Systems, Inc.                                        1,332              55,997
CBIZ, Inc. (a)                                                        7,327              46,746
CDI Corp.                                                             1,825              31,390
Cenveo, Inc. (a)                                                      9,313              20,023
Clean Harbors, Inc. (a)                                               7,147             415,169
Coinstar, Inc. (a)(b)                                                 3,890             227,254
Comfort Systems USA, Inc.                                             5,075              71,507
Consolidated Graphics, Inc. (a)                                       1,159              45,317
Convergys Corp.                                                      14,139             240,787
CoreLogic, Inc. (a)                                                  13,208             341,559
The Corporate Executive Board Co.                                     4,509             262,243
Corrections Corp. of America                                         13,691             534,907
CoStar Group, Inc. (a)                                                3,660             400,624
CRA International, Inc. (a)                                           1,372              30,692
Crawford & Co., Class B                                               4,183              31,749
Cross Country Healthcare, Inc. (a)                                    4,298              22,822
Deluxe Corp.                                                          6,969             288,517
Dice Holdings, Inc. (a)                                               7,329              74,243
DigitalGlobe, Inc. (a)                                               10,020             289,678
Document Security Systems, Inc. (a)                                   4,370               9,920
The Dolan Co. (a)                                                     3,985               9,524
DXP Enterprises, Inc. (a)                                             1,402             104,729
EnergySolutions, Inc. (a)                                            11,073              41,524
ENGlobal Corp. (a)                                                    3,131               1,847
Ennis, Inc.                                                           3,495              52,670
Euronet Worldwide, Inc. (a)                                           6,563             172,869
ExamWorks Group, Inc. (a)                                             3,730              64,604
ExlService Holdings, Inc. (a)                                         3,635             119,519
Exponent, Inc.                                                        1,863             100,490
FleetCor Technologies, Inc. (a)                                       9,149             701,454
Franklin Covey Co. (a)                                                2,575              37,415
Frontline Capital Group                                                 300                  --
FTI Consulting, Inc. (a)(b)                                           5,524             208,034
Fuel Tech, Inc. (a)                                                   2,618              11,310
Furmamite Corp. (a)                                                   5,698              38,120

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       23

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES (CONTINUED)
G&K Services, Inc., Class A                                           2,571        $    117,006
Genpact Ltd.                                                         18,159             330,312
The Geo Group, Inc.                                                   9,774             367,698
Global Cash Access, Inc. (a)                                          5,824              41,059
Global Payments, Inc.                                                10,710             531,859
Global Power Equipment Group, Inc.                                    2,352              41,442
GP Strategies Corp. (a)                                               2,809              67,023
Harris Interactive, Inc. (a)                                          7,323              12,303
Heartland Payment Systems, Inc.                                       5,068             167,092
Heidrick & Struggles International, Inc.                              2,173              32,486
Heritage-Crystal Clean, Inc. (a)                                      1,181              17,833
Higher One Holdings, Inc. (a)                                         4,629              41,152
Hudson Global, Inc. (a)                                               4,534              17,864
Huron Consulting Group, Inc. (a)                                      3,185             128,419
ICF International, Inc. (a)                                           2,716              73,875
Innerworkings, Inc. (a)                                               4,226              63,982
Insperity, Inc.                                                       2,922              82,897
Jack Henry & Associates, Inc.                                        11,578             535,019
Kaman Corp., Class A                                                  3,603             127,798
Kelly Services, Inc., Class A                                         3,486              65,118
Kforce, Inc.                                                          4,333              70,931
Korn/Ferry International (a)                                          6,675             119,216
Lawson Products, Inc.                                                   634              11,146
Lender Processing Services, Inc.                                     11,578             294,776
Lincoln Educational Services Corp.                                    2,633              15,429
LinkedIn Corp. (a)                                                    9,333           1,643,168
Lionbridge Technologies, Inc. (a)                                     8,226              31,835
Management Network Group, Inc. (a)                                      780               2,465
Manpower, Inc.                                                       10,277             582,911
MAXIMUS, Inc.                                                         4,618             369,301
McGrath RentCorp                                                      3,083              95,881
Metalico, Inc. (a)                                                    7,655              12,401
Michael Baker Corp.                                                   1,284              31,458
Mistras Group, Inc. (a)                                               2,355              57,015
Mobile Mini, Inc. (a)                                                 5,130             150,976
Moduslink Global Solutions, Inc. (a)                                  6,550              21,615
Monster Worldwide, Inc. (a)                                          15,737              79,787
MSC Industrial Direct Co., Class A                                    6,283             538,956
MWI Veterinary Supply, Inc. (a)                                       1,650             218,229
Navigant Consulting, Inc. (a)                                         7,098              93,268
NeuStar, Inc., Class A (a)                                            9,025             419,933
Odyssey Marine Exploration, Inc. (a)                                 11,503              37,500
Official Payments Holdings, Inc. (a)                                  3,057              17,333
On Assignment, Inc. (a)                                               6,042             152,923
Park-Ohio Holdings Corp. (a)                                          1,366              45,256
Perma-Fix Environmental Services, Inc. (a)                            8,189               6,716
PowerSecure International, Inc. (a)                                   2,629              33,415
PRGX Global, Inc. (a)                                                 3,750              26,063
Quad/Graphics, Inc.                                                   3,360              80,438
R.R. Donnelley & Sons Co.                                            23,928             288,332
Rentrak Corp. (a)                                                     1,786              39,256
Resources Connection, Inc.                                            5,593              71,031
RPX Corp. (a)                                                         3,484              49,159
Schnitzer Steel Industries, Inc., Class A                             3,201              85,339
ServiceSource International, Inc. (a)                                 7,268              51,385
Sharps Compliance Corp. (a)                                           2,416               6,475
The Standard Register Co.                                             4,550               3,825
Startek, Inc. (a)                                                     1,933              11,308
Swisher Hygiene, Inc. (a)                                            16,316              21,048
SYKES Enterprises, Inc. (a)                                           5,193              82,880
Team, Inc. (a)                                                        2,604             106,946
TeleTech Holdings, Inc. (a)                                           3,076              65,242
Tetra Tech, Inc. (a)                                                  8,634             263,251
Towers Watson & Co., Class A                                          7,552             523,505
TrueBlue, Inc. (a)                                                    5,575             117,856
Unifirst Corp.                                                        2,007             181,634
United Rentals, Inc. (a)                                             12,703             698,284
United Stationers, Inc.                                               5,311             205,270
Universal Technical Institute, Inc.                                   2,991              37,776
URS Corp.                                                            10,296             488,133
US Ecology, Inc.                                                      2,379              63,162
Verisk Analytics, Inc. (a)                                           19,676           1,212,632
Viad Corp.                                                            2,777              76,812
Waste Connections, Inc.                                              16,577             596,440
WEX, Inc. (a)                                                         5,217             409,534
                                                                                   ------------
                                                                                     21,183,606
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 4.4%
3D Systems Corp. (a)(b)                                              10,758             346,838
Acme Packet, Inc. (a)                                                 7,867             229,874
Adtran, Inc.                                                          8,460             166,239
Advanced Energy Industries, Inc. (a)                                  4,848              88,718
Agilysys, Inc. (a)                                                    2,279              22,653
Alliance Fiber Optic Products, Inc.                                   1,349              17,577
Amkor Technology, Inc. (a)                                            9,534              38,136
Amtech Systems, Inc. (a)                                              1,370               4,946
Anadigics, Inc. (a)                                                  10,415              20,830
Applied Micro Circuits Corp. (a)                                      9,141              67,826
Arris Group, Inc. (a)                                                15,552             267,028
Aruba Networks, Inc. (a)                                             14,705             363,802
Atmel Corp. (a)                                                      58,953             410,313
ATMI, Inc. (a)                                                        4,368              97,974
Aviat Networks, Inc. (a)                                              9,111              30,704
Aware, Inc.                                                           2,606              12,066
Axcelis Technologies, Inc. (a)                                       14,315              17,894
AXT, Inc. (a)                                                         5,453              16,032
Brocade Communications Systems, Inc. (a)                             61,922             357,290
Brooks Automation, Inc.                                               8,585              87,395
Cabot Microelectronics Corp. (a)                                      3,107             107,968
CalAmp Corp. (a)                                                      4,388              48,136
Cavium, Inc. (a)                                                      6,940             269,341
Ceva, Inc. (a)                                                        3,427              53,461

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       24

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Ciena Corp. (a)                                                      13,960        $    223,500
Cirrus Logic, Inc. (a)(b)                                             8,885             202,134
Clearfield, Inc. (a)                                                  2,525              15,150
Cohu, Inc.                                                            3,077              28,801
Comtech Telecommunications Corp.                                      2,469              59,947
Concurrent Computer Corp.                                             1,957              15,480
Cray, Inc. (a)                                                        5,151             119,555
Cree, Inc. (a)(b)                                                    15,693             858,564
CVD Equipment Corp. (a)(b)                                            1,035              10,536
Cymer, Inc. (a)                                                       4,226             406,119
Cypress Semiconductor Corp. (a)                                      18,098             199,621
Dataram Corp. (a)                                                     1,103               2,327
Dialogic, Inc. (a)                                                    1,891               3,366
Diebold, Inc.                                                         8,578             260,085
Digi International, Inc. (a)                                          3,951              35,282
Diodes, Inc. (a)                                                      4,826             101,249
Dot Hill Systems Corp. (a)                                            9,114              10,025
DSP Group, Inc. (a)                                                   3,429              27,672
Dycom Industries, Inc. (a)                                            4,476              88,132
EchoStar Corp. Class A (a)                                            5,358             208,801
Electronics for Imaging, Inc. (a)                                     6,467             164,003
Emcore Corp. (a)                                                      3,572              20,789
Emulex Corp. (a)                                                     12,630              82,474
Entegris, Inc. (a)                                                   18,714             184,520
Entropic Communications, Inc. (a)                                    12,687              51,636
Exar Corp. (a)                                                        6,350              66,675
Extreme Networks, Inc. (a)                                           13,416              45,212
Fairchild Semiconductor International, Inc. (a)                      16,997             240,338
Finisar Corp. (a)                                                    12,811             168,977
Formfactor, Inc. (a)                                                  7,012              32,956
Fusion-io, Inc. (a)                                                   9,603             157,201
Globecomm Systems, Inc. (a)                                           3,454              41,483
GSI Technology, Inc. (a)                                              3,362              22,156
Harmonic, Inc. (a)                                                   16,134              93,416
Hittite Microwave Corp. (a)                                           3,613             218,803
Hutchinson Technology, Inc. (a)                                       5,295              14,561
ID Systems, Inc. (a)                                                  2,125              12,113
Identive Group, Inc. (a)                                              7,272              10,763
iGO, Inc. (a)                                                           682               2,680
Ikanos Communications, Inc. (a)                                      11,101              22,202
Imation Corp. (a)                                                     4,049              15,467
Infinera Corp. (a)                                                   15,825             110,775
Infosonics Corp. (a)                                                  3,600               1,948
Ingram Micro, Inc., Class A (a)                                      19,995             393,502
Inphi Corp. (a)                                                       2,672              27,922
Insight Enterprises, Inc. (a)                                         6,030             124,339
Integrated Device Technology, Inc. (a)                               19,634             146,666
Integrated Silicon Solutions, Inc. (a)                                4,066              37,285
InterDigital, Inc.                                                    5,622             268,900
Intermec, Inc. (a)                                                    7,881              77,470
International Rectifier Corp. (a)                                     9,332             197,372
Intersil Corp., Class A                                              16,760             145,980
Ixia (a)                                                              7,428             160,742
IXYS Corp.                                                            3,474              33,316
Kopin Corp. (a)                                                       8,621              31,898
Kulicke & Soffa Industries, Inc. (a)                                 10,289             118,941
KVH Industries, Inc. (a)                                              2,117              28,728
Lantronix, Inc. (a)                                                   3,162               6,545
Lattice Semiconductor Corp. (a)                                      16,058              87,516
Lexmark International, Inc., Class A                                  8,595             226,908
Loral Space & Communications Ltd.                                     1,664             102,968
LRAD Corp. (a)                                                        6,254               6,504
LTX-Credence Corp. (a)                                                7,225              43,639
Marvell Technology Group Ltd.                                        61,443             650,067
Mattson Technology, Inc. (a)                                          8,585              11,847
Maxim Integrated Products, Inc.                                      38,999           1,273,317
MaxLinear, Inc., Class A (a)                                          4,409              27,336
MEMC Electronic Materials, Inc. (a)                                  31,847             140,127
Mercury Computer Systems, Inc. (a)                                    4,615              34,013
Micrel, Inc.                                                          6,410              67,369
Micros Systems, Inc. (a)                                             10,739             488,732
Microsemi Corp. (a)                                                  12,247             283,763
Mindspeed Technologies, Inc. (a)                                      5,834              19,427
MKS Instruments, Inc.                                                 7,152             194,534
Monolithic Power Systems, Inc.                                        4,386             106,887
MoSys, Inc. (a)                                                       5,257              24,760
Nanometrics, Inc. (a)                                                 3,310              47,763
NCR Corp. (a)                                                        21,859             602,434
NeoPhotonics Corp. (a)                                                3,604              18,416
NETGEAR, Inc. (a)                                                     5,257             176,162
NetList, Inc. (a)                                                     4,429               3,455
Neutral Tandem, Inc.                                                  5,285              17,282
Novatel Wireless, Inc. (a)                                            4,683               9,319
Oclaro, Inc. (a)                                                     12,672              15,967
OCZ Technology Group, Inc. (a)(b)                                     9,856              17,741
Omnivision Technologies, Inc. (a)                                     7,355             101,352
ON Semiconductor Corp. (a)                                           60,416             500,245
Oplink Communications, Inc. (a)                                       2,869              47,052
Optical Cable Corp.                                                   1,750               7,298
Overland Storage, Inc. (a)                                            4,647               5,530
PAR Technology Corp. (a)                                              1,934               9,109
ParkerVision, Inc. (a)                                               12,987              47,662
PC Connection, Inc.                                                   2,231              36,477
Pendrell Corp. (a)                                                   23,867              39,619
Performance Technologies, Inc. (a)                                    1,109                 920
Pericom Semiconductor Corp. (a)                                       3,101              21,118
Photronics, Inc. (a)                                                  8,049              53,767
Pixelworks, Inc. (a)                                                  2,449               5,437
Plantronics, Inc.                                                     5,742             253,739
PLX Technology, Inc. (a)                                              6,522              29,740
PMC-Sierra, Inc. (a)                                                 27,262             185,109
Polycom, Inc. (a)                                                    23,985             265,754
Power Integrations, Inc.                                              3,896             169,125
Preformed Line Products Co.                                             358              25,049
Procera Networks, Inc. (a)                                            2,920              34,719

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       25

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONCLUDED)
QLogic Corp. (a)                                                     12,378        $    143,585
Quantum Corp. (a)                                                    35,782              45,801
QuickLogic Corp. (a)                                                  7,945              19,545
Radisys Corp. (a)                                                     3,847              18,927
Rambus, Inc. (a)                                                     15,323              85,962
RF Micro Devices, Inc. (a)(b)                                        38,164             203,032
Rimage Corp.                                                          1,695              15,289
Riverbed Technology, Inc. (a)                                        22,051             328,780
Rudolph Technologies, Inc. (a)                                        4,770              56,191
ScanSource, Inc. (a)                                                  3,747             105,740
SeaChange International, Inc. (a)                                     3,677              43,720
Semtech Corp. (a)                                                     8,869             313,874
Shoretel, Inc. (a)                                                    8,265              30,002
Sigma Designs, Inc. (a)                                               4,522              22,022
Silicon Graphics International Corp. (a)                              4,681              64,364
Silicon Image, Inc. (a)                                              11,135              54,116
Silicon Laboratories, Inc. (a)                                        5,176             214,079
Skyworks Solutions, Inc. (a)                                         25,825             568,925
Sonic Foundry, Inc. (a)                                               1,436               9,162
Sonus Networks, Inc. (a)                                             38,922             100,808
Spansion, Inc., Class A (a)                                           6,194              79,717
STEC, Inc. (a)                                                        5,067              22,396
Super Micro Computer, Inc. (a)                                        3,733              42,146
Superconductor Technologies, Inc. (a)                                   625               1,575
Supertex, Inc.                                                        1,497              33,248
Symmetricom, Inc. (a)                                                 6,100              27,694
Synaptics, Inc. (a)                                                   4,504             183,268
SYNNEX Corp. (a)                                                      3,401             125,837
Systemax, Inc.                                                        1,213              12,009
Tech Data Corp. (a)                                                   4,912             224,036
Tellabs, Inc.                                                        44,910              93,862
Telular Corp.                                                         2,742              27,585
Tessera Technologies, Inc.                                            7,092             132,975
Transact Technologies, Inc.                                           1,900              14,991
Transwitch Corp. (a)                                                  5,338               2,589
TriQuint Semiconductor, Inc. (a)                                     21,908             110,635
Ultra Clean Holdings, Inc. (a)                                        4,138              26,897
Ultratech, Inc. (a)                                                   3,806             150,451
USA Technologies, Inc. (a)                                            6,360              16,663
VeriFone Systems, Inc. (a)                                           14,664             303,252
Viasat, Inc. (a)                                                      5,542             268,455
Vitesse Semiconductor Corp. (a)                                       6,443              13,917
Volterra Semiconductor Corp. (a)                                      3,634              51,603
VOXX International Corp. (a)                                          2,602              27,867
Westell Technologies, Inc., Class A (a)                               9,091              18,273
Zhone Technologies, Inc. (a)                                          5,499               4,894
                                                                                   ------------
                                                                                     20,597,974
-----------------------------------------------------------------------------------------------
TOBACCO -- 0.1%
Alliance One International, Inc. (a)                                 11,097              43,167
Schweitzer-Mauduit International, Inc.                                4,183             162,008
Star Scientific, Inc. (a)(b)                                         19,381              32,172
Universal Corp.                                                       2,964             166,103
Vector Group Ltd.                                                     8,162             131,571
                                                                                   ------------
                                                                                        535,021
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE -- 4.6%
AFC Enterprises, Inc. (a)                                             3,469             126,029
Alaska Air Group, Inc. (a)                                            9,387             600,393
Allegiant Travel Co.                                                  2,077             184,396
Ambassadors Group, Inc.                                               2,730              11,766
Ameristar Casinos, Inc.                                               4,678             122,704
Avis Budget Group, Inc. (a)                                          14,550             404,927
Bally Technologies, Inc. (a)(b)                                       5,629             292,539
Biglari Holdings, Inc. (a)                                              172              64,189
BJ's Restaurants, Inc. (a)                                            3,446             114,683
Bluegreen Corp. (a)                                                   2,333              22,957
Bob Evans Farms, Inc.                                                 3,701             157,737
Boyd Gaming Corp. (a)(b)                                              7,998              66,144
Bravo Brio Restaurant Group, Inc. (a)                                 2,876              45,527
Brinker International, Inc.                                           9,755             367,276
Buffalo Wild Wings, Inc. (a)                                          2,613             228,716
Burger King Worldwide, Inc.                                           8,694             166,055
Carmike Cinemas, Inc. (a)                                             2,607              47,239
Carrols Restaurant Group, Inc. (a)                                    3,017              15,658
CEC Entertainment, Inc.                                               2,432              79,648
Century Casinos, Inc. (a)                                             4,783              13,679
The Cheesecake Factory, Inc.                                          6,666             257,374
Choice Hotels International, Inc.                                     3,885             164,374
Churchill Downs, Inc.                                                 1,661             116,336
Cinemark Holdings, Inc.                                              13,803             406,360
Cosi, Inc. (a)                                                       13,258               9,147
Cracker Barrel Old Country Store, Inc.                                3,218             260,175
Delta Air Lines, Inc. (a)                                           114,633           1,892,591
Denny's Corp. (a)                                                    14,138              81,576
DineEquity, Inc.                                                      2,164             148,862
Domino's Pizza, Inc.                                                  7,822             402,364
Dover Downs Gaming & Entertainment, Inc.                              3,295               6,854
Dover Motorsports, Inc.                                               4,712               9,424
Dunkin' Brands Group, Inc.                                           10,097             372,377
Einstein Noah Restaurant Group, Inc.                                  1,251              18,552
Empire Resorts, Inc. (a)                                              2,676               5,111
Entertainment Gaming Asia, Inc. (a)                                   3,165               6,077
Famous Dave's of America, Inc. (a)                                    1,344              14,596
Fiesta Restaurant Group, Inc. (a)                                     2,239              59,490
Full House Resorts, Inc. (a)                                          3,528               9,878
Gaming Partners International Corp.                                   1,400              12,054
Hawaiian Holdings, Inc. (a)                                           7,344              42,301
Hertz Global Holdings, Inc. (a)                                      50,817           1,131,186
HomeAway, Inc. (a)                                                    4,776             155,220
Hyatt Hotels Corp. (a)                                                7,439             321,588
International Speedway Corp., Class A                                 3,087             100,883
Interval Leisure Group, Inc.                                          5,356             116,439
Isle of Capri Casinos, Inc. (a)                                       3,200              20,128
Jack in the Box, Inc. (a)                                             5,950             205,811
JetBlue Airways Corp. (a)                                            29,947             206,634
Krispy Kreme Doughnuts, Inc. (a)                                      9,131             131,852
Las Vegas Sands Corp.                                                47,809           2,694,037
Life Time Fitness, Inc. (a)(b)                                        5,350             228,873
Luby's, Inc. (a)                                                      3,348              25,043
Madison Square Garden, Inc. (a)                                       8,289             477,446

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       26

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONCLUDED)
Marcus Corp.                                                          2,990        $     37,345
Marriott Vacations Worldwide Corp. (a)                                4,097             175,802
MGM Resorts International (a)                                        50,752             667,389
Monarch Casino & Resort, Inc. (a)                                     1,669              16,239
Morgans Hotel Group Co. (a)                                           5,742              33,993
MTR Gaming Group, Inc. (a)                                            3,170              10,461
Multimedia Games Holding Co., Inc. (a)                                4,015              83,793
Norwegian Cruise Line Holdings, Ltd. (a)                              3,261              96,689
Orbitz Worldwide, Inc. (a)                                            4,217              24,079
Orient Express Hotels Ltd., Class A (a)                              12,044             118,754
Panera Bread Co., Class A (a)(b)                                      3,812             629,895
Papa John's International, Inc. (a)                                   2,353             145,463
Penn National Gaming, Inc. (a)                                        9,119             496,347
Pinnacle Entertainment, Inc. (a)                                      8,683             126,946
Premier Exhibitions, Inc. (a)                                         8,491              22,586
Reading International, Inc., Class A (a)                              3,026              16,946
Red Lion Hotels Corp. (a)                                             3,364              23,918
Red Robin Gourmet Burgers, Inc. (a)                                   1,790              81,624
Regal Entertainment Group, Series A                                  10,929             182,186
Republic Airways Holdings, Inc. (a)                                   5,460              63,008
Rick's Cabaret International, Inc. (a)                                1,858              16,425
Royal Caribbean Cruises Ltd.                                         19,202             637,891
Ruby Tuesday, Inc. (a)                                                8,054              59,358
Ruth's Hospitality Group, Inc. (a)                                    5,434              51,840
Ryman Hospitality Properties                                          7,255             331,916
Scientific Games Corp., Class A (a)                                   7,662              67,043
SHFL Entertainment, Inc. (a)                                          7,674             127,158
Six Flags Entertainment Corp.                                         6,905             500,474
SkyWest, Inc.                                                         6,464             103,747
Sonic Corp. (a)                                                       7,698              99,150
Speedway Motorsports, Inc.                                            1,392              25,042
Spirit Airlines, Inc. (a)                                             6,248             158,449
Steiner Leisure Ltd. (a)                                              1,878              90,820
Texas Roadhouse, Inc., Class A                                        7,830             158,088
Town Sports International Holdings, Inc.                              3,112              29,440
Travelzoo, Inc. (a)                                                   1,341              28,657
United Continental Holdings, Inc. (a)                                44,803           1,434,144
US Airways Group, Inc. (a)(b)                                        22,225             377,158
Vail Resorts, Inc.                                                    4,787             298,326
The Wendy's Co.                                                      37,892             214,848
WMS Industries, Inc. (a)                                              7,480             188,571
World Wrestling Entertainment, Inc.                                   3,952              34,857
                                                                                   ------------
                                                                                     21,330,140
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 96.0%                                                        445,466,500
-----------------------------------------------------------------------------------------------

                                                                   BENEFICIAL
                                                                    INTEREST
                                                                     (000)
OTHER INTERESTS (e)
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.0%
Primus Telecommunications Group, Inc. (a)                            $   29                   1
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 0.0%
Merck Contingent Value (a)                                                3                  --
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.0%
AmeriVest Properties, Inc. (a)                                            4                  --
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
Gerber Scientific, Inc. (a)                                               4                  --
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE -- 0.0%
FRD Acquisition Co. (a)                                                  13                  --
-----------------------------------------------------------------------------------------------
TOTAL OTHER INTERESTS -- 0.0%                                                                 1
===============================================================================================

===============================================================================================

                                                                    SHARES
WARRANTS (f)
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 0.0%
Federal-Mogul Corp., Class A
  (Issued 12/27/07, 1 Share for 1 Warrant,
  Expires 12/27/14, Strike Price $45.82)                                249                   3
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 0.0%
Magnum Hunter Resources Corp.
  (Issued 8/31/12, 1 Share for 1 Warrant,
  Expires 10/14/13, Strike Price $10.50)                              1,481                  --
-----------------------------------------------------------------------------------------------
TOTAL WARRANTS -- 0.0%                                                                        3
-----------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST -- $287,627,651) -- 96.0%                                                     445,466,504
===============================================================================================

===============================================================================================
SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Funds TempCash, Institutional
  Class, 0.11% (d)(g)                                            17,559,308          17,559,308
-----------------------------------------------------------------------------------------------

                                                                   BENEFICIAL
                                                                    INTEREST
                                                                     (000)
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Series LLC,
  Money Market Series, 0.23% (d)(g)(h)                           $   27,737          27,737,047
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST -- $45,296,355) -- 9.8%                                                        45,296,355
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       27

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                      VALUE
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST - $332,924,006*) -- 105.8%                                $ 490,762,859
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.8)%                                     (26,702,405)
                                                                                  -------------
NET ASSETS -- 100.0%                                                              $ 464,060,454
                                                                                  =============
-----------------------------------------------------------------------------------------------

* As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost ........................................................................ $ 335,994,044
                                                                                  =============
Gross unrealized appreciation ................................................... $ 177,921,357
Gross unrealized depreciation ...................................................   (23,152,542)
                                                                                  -------------
Net unrealized appreciation ..................................................... $ 154,768,815
                                                                                  =============

--------------------------------------------------------------------------------
      NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in issuers considered to be an affiliate of the Series during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                       SHARES/                                 SHARES/
                                     BENEFICIAL                              BENEFICIAL
                                      INTEREST        SHARES/      SHARES/    INTEREST       VALUE
                                       HELD AT      BENEFICIAL   BENEFICIAL    HELD AT         AT
                                     DECEMBER 31,    INTEREST     INTEREST    MARCH 31,     MARCH 31,               REALIZED
AFFILIATE                               2012        PURCHASED       SOLD        2013          2013        INCOME      GAIN
----------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity Funds
  TempCash, Institutional Class       11,170,008     6,389,300(1)    --      17,559,308    $17,559,308    $ 4,114    $  100
BlackRock Liquidity Series
  LLC, Money Market Series           $14,273,670   $13,463,377(1)    --     $27,737,047    $27,737,047    $86,440    $   --
PennyMac Mortgage Investment Trust         5,478            --       --           5,478    $   141,825    $    --    $3,122
----------------------------------------------------------------------------------------------------------------------------
    (1) Represents net shares/beneficial interest purchased.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(g)   Represents the current yield as of report date.
(h) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series' management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o Financial futures contracts as of March 31, 2013 were as follows:

--------------------------------------------------------------------------------------------------------------------
 CONTRACTS                                                                                               UNREALIZED
 PURCHASED/                                                                              NOTIONAL       APPRECIATION
  (SOLD)              ISSUE                       EXCHANGE              EXPIRATION         VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
    92        Russell 2000 Mini Index      ICE Futures US Indices        June 2013      $ 8,729,880     $    187,905
    84        S&P MidCap 400 E-Mini          Chicago Mercantile          June 2013      $ 9,668,400          277,455
    (2)       S&P MidCap 400 E-Mini          Chicago Mercantile          June 2013      $  (230,200)          (6,973)
--------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $    458,387
                                                                                                        ============

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       28

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

  o Level 1 -- unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

  o Level 2 -- other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

  o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its annual report.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

-----------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
  Aerospace & Defense.....................   $    6,609,894              --             --         $    6,609,894
  Alternative Energy......................          293,382              --             --                293,382
  Automobiles & Parts.....................        8,825,497              --             --              8,825,497
  Banks...................................       22,075,654              --             --             22,075,654
  Beverages ..............................          302,343              --             --                302,343
  Chemicals ..............................       11,741,512              --             --             11,741,512
  Construction & Materials................       11,048,154              --             --             11,048,154
  Electricity.............................        8,143,751              --             --              8,143,751
  Electronic & Electrical Equipment.......       13,995,008              --             --             13,995,008
  Financial Services......................       13,462,558              --             --             13,462,558
  Fixed Line Telecommunications ..........        1,556,326              --             --              1,556,326
  Food & Drug Retailers...................        3,082,105              --             --              3,082,105
  Food Producers..........................        6,264,831              --        $   226              6,265,057
  Food Products...........................        2,428,827              --             --              2,428,827
  Forestry & Paper........................        1,516,607              --             --              1,516,607
  Gas, Water & Multi-Utilities............        7,123,172              --             --              7,123,172
  General Industrials.....................        5,822,545              --             --              5,822,545
  General Retailers.......................       20,877,037              --             --             20,877,037
  Health Care Equipment & Services........       22,778,948              --             --             22,778,948
  Household Goods & Home Construction.....       10,312,253              --             --             10,312,253
  Industrial Engineering..................       14,476,267              --             --             14,476,267
  Industrial Metals & Mining..............        3,095,109              --             --              3,095,109
  Industrial Transportation...............        8,180,753              --             --              8,180,753
  Leisure Goods...........................        3,718,189              --             --              3,718,189

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       29

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

-----------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks (concluded):
  Life Insurance..........................   $    1,892,090              --             --          $   1,892,090
  Media...................................       17,223,880              --             --             17,223,880
  Mining..................................        3,047,302              --             --              3,047,302
  Mobile Telecommunications...............        1,986,489              --             --              1,986,489
  Nonlife Insurance.......................       16,236,092              --             --             16,236,092
  Oil & Gas Producers.....................       17,612,907              --             --             17,612,907
  Oil Equipment, Services & Distribution..       12,034,652              --             --             12,034,652
  Personal Goods..........................        6,398,276              --             --              6,398,276
  Pharmaceuticals & Biotechnology.........       21,527,294              --             --             21,527,294
  Real Estate Investment & Services.......        2,861,844              --             --              2,861,844
  Real Estate Investment Trusts (REITs)...       45,334,808              --             --             45,334,808
  Software & Computer Services............       27,933,177              --             --             27,933,177
  Support Services........................       21,183,606              --             --             21,183,606
  Technology Hardware & Equipment.........       20,597,974              --             --             20,597,974
  Tobacco.................................          535,021              --             --                535,021
  Travel & Leisure........................       21,330,140              --             --             21,330,140
Other Interests:
  Fixed Line Telecommunications...........               --              --        $     1                      1
Warrants:
  Automobiles & Parts.....................                3              --             --                      3
Short-Term Securities.....................       17,559,308    $ 27,737,047             --             45,296,355
                                             --------------------------------------------------------------------
TOTAL                                        $  463,025,585    $ 27,737,047        $   227          $ 490,762,859
                                             --------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments1
ASSETS:
  Equity contracts........................    $     465,360              --             --          $     465,360
LIABILITIES:
  Equity contracts........................           (6,973)             --             --                 (6,973)
                                             --------------------------------------------------------------------
TOTAL                                         $     458,387              --             --          $     458,387
                                             --------------------------------------------------------------------

(1)Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series' liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

--------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1       LEVEL 2           LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Bank overdraft.......................               --    $    (145,480)           --          $    (145,480)
  Collateral on securities
    loaned at value....................               --      (27,737,047)           --            (27,737,047)
                                          --------------------------------------------------------------------
TOTAL                                                 --    $ (27,882,527)           --          $ (27,882,527)
                                          --------------------------------------------------------------------

There were no transfers between levels during the period ended March 31, 2013.

Certain of the Series' investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2013       30


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/22/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/24/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.